UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: NOVEMBER 1, 2016 – APRIL 30, 2017

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2017

AMG FQ Tax-Managed U.S. Equity Fund

Class N: MFQAX      |      Class I: MFQTX

AMG FQ U.S. Equity Fund

Class N: FQUAX       |      Class I: MEQFX

AMG FQ Global Risk-Balanced Fund

Class N: MMAVX     |      Class I: MMASX      |      Class Z: MMAFX

www.amgfunds.com	SAR016-0417

AMG Funds

Semi-Annual Report—April 30, 2017 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG FQ Tax-Managed U.S. Equity Fund	5
AMG FQ U.S. Equity Fund	10
AMG FQ Global Risk-Balanced Fund	16

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	18

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	25
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	27
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	28
Detail of changes in assets for the past two fiscal periods

Financial Highlights	30
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	34
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2017	Expense Ratio for the Period	Beginning Account Value 11/01/16	Ending Account Value 04/30/17	Expenses Paid During the Period*
AMG FQ Tax-Managed U.S. Equity Fund
Class N
Based on Actual Fund Return	1.14%	$1,000	$1,146	$6.07
Hypothetical (5% return before expenses)	1.14%	$1,000	$1,019	$5.71

Class I
Based on Actual Fund Return	0.89%	$1,000	$1,147	$4.74
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.46
AMG FQ U.S. Equity Fund
Class N
Based on Actual Fund Return	0.99%	$1,000	$1,163	$5.31
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$4.96

Class I
Based on Actual Fund Return	0.75%	$1,000	$1,165	$4.03
Hypothetical (5% return before expenses)	0.75%	$1,000	$1,021	$3.76
AMG FQ Global Risk-Balanced Fund
Class N
Based on Actual Fund Return	1.36%	$1,000	$1,076	$7.00
Hypothetical (5% return before expenses)	1.36%	$1,000	$1,018	$6.80

Class I
Based on Actual Fund Return	1.04%	$1,000	$1,078	$5.36
Hypothetical (5% return before expenses)	1.04%	$1,000	$1,020	$5.21

Class Z
Based on Actual Fund Return	0.89%	$1,000	$1,079	$4.59
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.46

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited)

Periods ended April 30, 2017

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2017.

Average Annual Total Returns[1]	Six Months†	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG FQ Tax-Managed U.S. Equity Fund[2,3,4,5]
Class N22	14.60%	16.58%	12.79%	5.88%	7.29%	03/01/06
Class I22	14.72%	16.85%	13.06%	6.09%	6.92%	12/18/00

Russell 3000® Index[6,7]	13.83%	18.58%	13.57%	7.23%	6.13%	12/18/00

Return After Tax on Distributions:[8]
Class N22	14.35%	16.33%	12.68%	5.80%	7.21%	03/01/06
Class I22	14.40%	16.52%	12.90%	5.96%	6.81%	12/18/00

Return After Tax on Distributions & Sale of Fund Shares:[8]
Class N22	8.45%	9.57%	10.24%	4.72%	5.95%	03/01/06
Class I22	8.57%	9.78%	10.46%	4.88%	5.76%	12/18/00

AMG FQ U.S. Equity Fund[2,3,5]
Class N22	16.32%	17.09%	10.82%	5.18%	6.68%	03/01/06
Class I22	16.47%	17.40%	11.10%	5.46%	8.30%	08/14/92

Russell 3000® Index[6,7]	13.83%	18.58%	13.57%	7.23%	9.58%	08/14/92
AMG FQ Global Risk-Balanced Fund[2,5,9,10,11,12,13,14,15,16,17,18]
Class N23	7.64%	14.13%	4.21%	—	6.00%	01/01/10
Class I23	7.79%	14.51%	4.65%	—	6.40%	01/01/10
Class Z23	7.90%	14.61%	4.75%	2.62%	6.12%	11/18/88

AMG FQ Global Risk-Balanced Fund Composite Hedged Index[19,20]	6.55%	9.56%	7.48%	3.47%	5.77%	11/30/88
AMG FQ Global Risk-Balanced Fund Composite Unhedged Index[19,20]	6.07%	7.14%	5.81%	4.03%	6.53%	11/30/88

S&P 500 Index[7,21]	13.32%	17.92%	13.68%	7.15%	10.39%	11/18/88

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2017. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.
[4]	Although, the Fund is managed to minimize taxable distributions, it may not be able to avoid taxable distributions.
[5]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[6]	The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents approximately 98% of the U.S. stock market. Unlike the Fund, the Russell 3000® Index is unmanaged, is not available for investment and does not incur expenses.
[7]	Date reflects the inception date of the Fund, not the index.
[8]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[9]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[10]	The use of leverage in a Fund’s strategy, such as futures and forward commitment transactions, can magnify relatively small market movements into relatively larger losses for the Fund.
[11]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions.
[12]	Because exchange traded funds (ETFs) incur their own costs, investing in them could result in a higher cost to the investor. Additionally, the Fund will be indirectly exposed to all the risks of securities held by the ETFs.
[13]	Obligations of certain government agencies are not backed by the full faith and credit of the U.S. Government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government would provide financial support. Additionally, debt

3

Fund Performance (continued)

securities of the U.S. Government may be affected by changing interest rates and subject to prepayment risk.

[14]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[15]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[16]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
[17]	High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.
[18]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.
[19]	The Fund’s index is comprised of 60% MSCI World Index and 40% Citigroup World Government Bond Index (Composite Index). The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Citigroup World Government Bond Index measures the performance of fixed-rate, local currency, investment grade sovereign bonds. The Index is a widely used benchmark that currently comprises sovereign debt from over 20 countries denominated in a variety of currencies, and has more than 25 years of history available. Unlike the Fund, the Composite Index is unmanaged, is not available for investment, and does not incur fees. All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
[20]	The date reflects the closest available index date to the Fund’s inception date.
[21]	The S&P 500 Index is capitalization-weighted index of 500 stocks. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[22]	Effective October 1, 2016, the Investor Class and Institutional Class of AMG FQ Tax-Managed U.S. Equity Fund and AMG FQ U.S. Equity Fund were renamed Class N and Class I, respectively.
[23]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class of AMG FQ Global Risk-Balanced Fund were renamed Class N, Class I and Class Z, respectively.

The Russell 3000® Index is a trademark of the London Stock Exchange Group companies.

The S&P 500 Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG FQ Tax-Managed U.S. Equity Fund

Fund Snapshots (unaudited)

April 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG FQ Tax-Managed U.S. Equity Fund*	Russell 3000® Index
Information Technology	22.0%	21.4%
Industrials	15.7%	10.7%
Financials	14.9%	14.7%
Health Care	13.9%	13.5%
Consumer Discretionary	13.4%	12.9%
Consumer Staples	8.0%	8.3%
Energy	4.5%	5.8%
Materials	2.8%	3.4%
Utilities	2.1%	3.2%
Telecommunication Services	1.6%	2.1%
Real Estate	1.1%	4.0%
Other Assets and Liabilities	0.0%	0.0%

* As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Apple, Inc.**	3.2%
Visa, Inc., Class A**	2.6
MasterCard, Inc., Class A**	2.3
Berkshire Hathaway, Inc., Class B**	2.2
Microsoft Corp.	2.0
Alaska Air Group, Inc.**	2.0
UnitedHealth Group, Inc.**	1.8
BWX Technologies, Inc.	1.7
Johnson & Johnson**	1.7
Altria Group, Inc.**	1.6

Top Ten as a Group	21.1%

**	Top Ten Holdings as of October 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2017

	Shares	Value
Common Stocks - 100.0%
Consumer Discretionary - 13.4%
1-800-Flowers.com, Inc., Class A*	17,600	$189,200
Amazon.com, Inc.*	755	698,367
American Axle & Manufacturing Holdings, Inc.*	8,113	142,708
Ascent Capital Group, Inc., Class A*	10,225	130,982
Best Buy Co., Inc.	2,515	130,302
Cambium Learning Group, Inc.*	9,960	48,505
The Children’s Place, Inc.	5,900	677,320
Comcast Corp., Class A	4,316	169,144
Discovery Communications, Inc., Class C*	16,900	472,862
DISH Network Corp., Class A*	2,000	128,880
Extended Stay America, Inc.	37,315	650,774
Graham Holdings Co., Class B	662	398,325
The Home Depot, Inc.	1,170	182,637
International Speedway Corp., Class A	5,124	190,100
iRobot Corp.*,[1]	5,593	445,986
Libbey, Inc.	7,752	81,396
Liberty Media Corp-Liberty SiriusXM, Class A*	23,316	888,340
Lowe’s Cos., Inc.	6,998	593,990
Malibu Boats, Inc., Class A*	3,427	78,958
The Michaels Cos., Inc.*	25,500	595,680
Potbelly Corp.*	7,158	99,854
Rent-A-Center, Inc.	4,673	49,954
Standard Motor Products, Inc.	3,900	198,237
Stoneridge, Inc.*	36,508	715,922
Taylor Morrison Home Corp., Class A*	36,412	841,117
Tenneco, Inc.	11,900	750,057
Tower International, Inc.	25,459	689,939
The Walt Disney Co.	1,405	162,418
West Marine, Inc.*	4,796	52,564
Total Consumer Discretionary		10,454,518
Consumer Staples - 8.0%
Altria Group, Inc.	17,411	1,249,762
Bunge, Ltd.	10,598	837,560
Central Garden and Pet Co.*	9,602	362,956
Central Garden and Pet Co., Class A*	11,889	418,849
The Coca-Cola Co.	3,053	131,737
Ingredion, Inc.	166	20,554
Medifast, Inc.	11,315	524,111

	Shares	Value
National Beverage Corp.[1]	6,098	$540,222
PepsiCo, Inc.	2,300	260,544
Philip Morris International, Inc.	783	86,788
The Procter & Gamble Co.	3,809	332,640
Tyson Foods, Inc., Class A	19,400	1,246,644
US Foods Holding Corp.*	9,436	266,095
USANA Health Sciences, Inc.*	421	23,934
Total Consumer Staples		6,302,396
Energy - 4.5%
Abraxas Petroleum Corp.*	93,591	175,015
Baker Hughes, Inc.	840	49,871
Chevron Corp.	2,296	244,983
Delek US Holdings, Inc.	2,187	52,641
Dril-Quip, Inc.*	8,558	441,165
Exterran Corp.*	2,519	68,945
Exxon Mobil Corp.	8,520	695,658
Marathon Petroleum Corp.	9,400	478,836
Pacific Ethanol, Inc.*	2,931	19,931
Phillips 66	4,600	365,976
Renewable Energy Group, Inc.*,[1]	16,184	169,123
REX American Resources Corp.*	428	40,523
Rowan Cos PLC., Class A*	405	5,698
Valero Energy Corp.	5,800	374,738
Westmoreland Coal Co.*	11,263	120,064
The Williams Cos, Inc.	7,530	230,644
Total Energy		3,533,811
Financials - 14.9%
Alleghany Corp.*	1,297	792,078
Arch Capital Group, Ltd.*	11,700	1,134,549
Bank of America Corp.	12,412	289,696
Berkshire Hathaway, Inc., Class B*	10,287	1,699,515
Brown & Brown, Inc.	25,500	1,093,950
CenterState Banks, Inc.	5,600	141,288
Central Valley Community Bancorp	2,657	60,340
Citigroup, Inc.	4,100	242,392
CNA Financial Corp.	17,972	813,413
Discover Financial Services	10,498	657,070
Employers Holdings, Inc.	11,883	475,320
Enterprise Financial Services Corp.	2,000	84,500
Erie Indemnity Co., Class A	2,000	247,640

The accompanying notes are an integral part of these financial statements.

6

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 14.9% (continued)
Everest Re Group, Ltd.	2,200	$553,762
First Defiance Financial Corp.	1,481	79,441
First Financial Corp	525	25,620
First Hawaiian, Inc.	26,890	800,515
First Interstate BancSystem, Inc., Class A	4,099	154,737
GAMCO Investors, Inc., Class A	4,134	118,646
HomeTrust Bancshares, Inc.*	1,066	26,650
Houlihan Lokey, Inc.	957	32,098
Independent Bank Corp.	3,492	77,872
JPMorgan Chase & Co.	6,868	597,516
Macatawa Bank Corp.	2,440	23,351
PrivateBancorp, Inc.	4,367	252,282
Provident Financial Holdings, Inc.	1,081	20,788
Selective Insurance Group, Inc.	617	32,578
Sierra Bancorp	3,100	77,717
Stonegate Bank	1,800	82,620
SunTrust Banks, Inc.	10,300	585,143
Wells Fargo & Co.	7,045	379,303
Total Financials		11,652,390
Health Care - 13.9%
Agilent Technologies, Inc.	18,582	1,022,939
Amgen, Inc.	6,296	1,028,263
AngioDynamics, Inc.*	34,885	541,415
Anika Therapeutics, Inc.*	9,000	415,170
Atrion Corp.	251	129,792
Biogen, Inc.*	1,735	470,549
BioSpecifics Technologies Corp.*	1,168	66,261
Bioverativ, Inc.*	867	50,988
Cantel Medical Corp.	6,867	510,973
Centene Corp.*	7,959	592,150
Charles River Laboratories International, Inc.*	5,950	533,715
ChemoCentryx, Inc.*	6,034	43,686
Chimerix, Inc.*	45,982	274,972
CR Bard, Inc.	100	30,748
Exelixis, Inc.*	4,325	96,880
Hologic, Inc.*	7,535	340,205
IDEXX Laboratories, Inc.*	3,039	509,731
Johnson & Johnson	10,799	1,333,353
Landauer, Inc.	3,745	196,987

	Shares	Value
McKesson Corp.	1,199	$165,810
Merck & Co., Inc.	2,695	167,979
OraSure Technologies, Inc.*	9,021	118,265
Pfizer, Inc.	7,706	261,388
Quality Systems, Inc.*	3,981	56,769
UnitedHealth Group, Inc.	8,199	1,433,841
Versartis, Inc.*	7,803	143,575
WellCare Health Plans, Inc.*	2,003	307,280
Total Health Care		10,843,684
Industrials - 15.7%
Alaska Air Group, Inc.	18,108	1,540,810
Allison Transmission Holdings, Inc.	22,735	879,390
ARC Document Solutions, Inc.*	68,709	252,849
BWX Technologies, Inc.	27,500	1,352,175
Comfort Systems USA, Inc.	21,555	791,068
Continental Building Products, Inc.*	32,229	784,776
Delta Air Lines, Inc.	20,650	938,336
General Dynamics Corp.	3,600	697,644
General Electric Co.	14,847	430,415
Huntington Ingalls Industries, Inc.	6,199	1,245,317
Illinois Tool Works, Inc.	200	27,618
Kimball International, Inc., Class B	5,778	102,675
Rush Enterprises, Inc., Class B*	5,152	178,465
Southwest Airlines Co.	4,500	252,990
SP Plus Corp.*	19,046	656,135
The Toro Co.	636	41,289
TrueBlue, Inc.*	19,403	530,672
UniFirst Corp.	3,000	417,600
Wabash National Corp.[1]	12,718	289,716
West Corp.	31,890	851,144
Total Industrials		12,261,084
Information Technology - 22.0%
Alpha & Omega Semiconductor, Ltd.*	7,299	120,798
Alphabet, Inc., Class A*	706	652,711
Alphabet, Inc., Class C*	716	648,667
American Software, Inc., Class A	1,914	20,997
Amkor Technology, Inc.*	14,299	168,442
Appfolio, Inc., Class A*	2,427	64,437
Apple, Inc.	17,241	2,476,670

The accompanying notes are an integral part of these financial statements.

7

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 22.0% (continued)
Benchmark Electronics, Inc.*	25,252	$800,488
Carbonite, Inc.*	3,206	69,250
CDW Corp.	7,630	450,857
Cisco Systems, Inc.	4,233	144,218
Citrix Systems, Inc.*	2,033	164,551
CommerceHub, Inc., Class C*	20,330	323,654
CSRA, Inc.	15,265	443,906
Eastman Kodak Co.*,1	8,050	88,550
Facebook, Inc., Class A*	4,700	706,175
Insight Enterprises, Inc.*	18,837	793,038
Intel Corp.	3,087	111,595
International Business Machines Corp.	1,161	186,097
IXYS Corp.	6,098	85,067
KLA-Tencor Corp.	2,029	199,288
MasterCard, Inc., Class A	15,580	1,812,266
Microsoft Corp.	22,700	1,554,042
MKS Instruments, Inc.	1,801	140,928
MoneyGram International, Inc.*,1	3,471	61,819
Motorola Solutions, Inc.	1,373	118,037
NCR Corp.*	11,648	480,480
NETGEAR, Inc.*	1,599	75,393
NetScout Systems, Inc.*	2,725	102,596
Oracle Corp.	583	26,212
PC Connection, Inc.	823	23,653
Plexus Corp.*	9,127	474,513
Progress Software Corp.	23,970	712,388
Rudolph Technologies, Inc.*	16,756	410,522
Tech Data Corp.*	799	76,424
Unisys Corp.*,1	28,831	325,790
Visa, Inc., Class A	22,400	2,043,328
Vishay Intertechnology, Inc.[1]	1,959	32,030
Total Information Technology		17,189,877
Materials - 2.8%
AdvanSix, Inc.*	11,569	315,371
Cabot Corp.	6,538	393,522
Cliffs Natural Resources, Inc.*	2,455	16,498
Graphic Packaging Holding Co.	38,946	528,887
LyondellBasell Industries N.V., Class A	7,700	652,652
Valvoline, Inc.[1]	13,689	304,580
Total Materials		2,211,510

	Shares	Value
Real Estate - 1.1%
American Homes 4 Rent, Class A, REIT	11,900	$274,295
American Tower Corp., REIT	800	100,752
Columbia Property Trust, Inc., REIT	14,606	328,635
Equity Commonwealth, REIT*	1,871	59,853
Quality Care Properties, Inc., REIT*	5,440	94,384
Total Real Estate		857,919
Telecommunication Services - 1.6%
AT&T, Inc.	13,001	515,230
Spok Holdings, Inc.	28,212	506,405
Verizon Communications, Inc.	4,991	229,137
Total Telecommunication Services		1,250,772
Utilities - 2.1%
American Water Works Co., Inc.	10,900	869,384
Hawaiian Electric Industries, Inc.	11,304	378,910
Southwest Gas Holdings, Inc.	2,258	189,130
Vectren Corp.	4,069	241,780
Total Utilities		1,679,204
Total Common Stocks (cost $56,895,530)		78,237,165

	Principal Amount
Short-Term Investments - 2.1%
Repurchase Agreements - 2.0%[2]
Cantor Fitzgerald Securities, Inc., dated 04/28/17, due 05/01/17, 0.840% total to be received $1,000,070 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/30/17 - 03/20/67, totaling $1,020,000)	$1,000,000	1,000,000
Nomura Securities International, Inc., dated 04/28/17, due 05/01/17, 0.830% total to be received $530,754 (collateralized by various U.S. Government Agency Obligations, 1.950% - 9.000%, 06/01/18 - 03/20/67, totaling $541,331)	530,717	530,717
Total Repurchase Agreements		1,530,717

The accompanying notes are an integral part of these financial statements.

8

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 0.1%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%[3]	97,820	$97,820
Total Short-Term Investments (cost $1,628,537)		1,628,537

Values
Total Investments - 102.1% (cost $58,524,067)	$79,865,702
Other Assets, less Liabilities - (2.1)%	(1,654,179)
Net Assets - 100.0%	$78,211,523

The accompanying notes are an integral part of these financial statements.

9

AMG FQ U.S. Equity Fund

Fund Snapshots (unaudited)

April 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG FQ U.S. Equity Fund*	Russell 3000® Index
Information Technology	21.3%	21.4%
Financials	18.2%	14.7%
Industrials	13.4%	10.7%
Health Care	12.4%	13.5%
Consumer Discretionary	11.5%	12.9%
Consumer Staples	6.9%	8.3%
Materials	5.4%	3.4%
Energy	3.5%	5.8%
Utilities	2.9%	3.2%
Telecommunication Services	2.5%	2.1%
Real Estate	2.0%	4.0%
Purchased Options	0.3%	0.0%
Other Assets and Liabilities	(0.3)%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Apple, Inc.**	3.2%
JPMorgan Chase & Co.**	2.0
Berkshire Hathaway, Inc., Class B.**	1.9
PepsiCo, Inc.	1.7
Microsoft Corp.	1.5
AT&T, Inc.	1.5
Exxon Mobil Corp.**	1.4
HEICO Corp.	1.4
Facebook, Inc., Class A	1.4
Allison Transmission Holdings, Inc.	1.3

Top Ten as a Group	17.3%

**	Top Ten Holdings as of October 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

10

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2017

	Shares	Value
Common Stocks - 100.0%
Consumer Discretionary - 11.5%
1-800-Flowers.com, Inc., Class A*	3,278	$35,238
Amazon.com, Inc.*	727	672,468
American Axle & Manufacturing Holdings, Inc.*	3,002	52,805
Ascent Capital Group, Inc., Class A*	5,234	67,048
Bassett Furniture Industries, Inc.	1,435	43,122
The Cato Corp., Class A	1,573	35,487
Choice Hotels International, Inc.	5,770	361,779
Comcast Corp., Class A	984	38,563
Cooper-Standard Holdings, Inc.*	1,181	133,536
Discovery Communications, Inc., Class C*	12,778	357,528
Extended Stay America, Inc.	14,029	244,666
Hilton Grand Vacations, Inc.*	1,829	61,211
The Home Depot, Inc.	508	79,299
HSN, Inc.	1,430	52,767
International Speedway Corp., Class A	5,218	193,588
Lear Corp.	1,333	190,166
Lennar Corp., Class B	4,271	181,987
Libbey, Inc.	9,445	99,172
Liberty Media Corp-Liberty SiriusXM, Class A*,4	8,304	316,382
Liberty Media Corp-Liberty SiriusXM, Class C*	1,093	41,523
Malibu Boats, Inc., Class A*	2,614	60,227
The Michaels Cos., Inc.*	11,784	275,274
Netflix, Inc.*	218	33,180
The New Home Co., Inc.*	7,820	91,181
News Corp., Class B	4,886	63,518
NVR, Inc.*	237	500,366
Rent-A-Center, Inc.[1]	4,606	49,238
Ross Stores, Inc.	1,165	75,725
Sirius XM Holdings, Inc.[1]	82,501	408,380
Speedway Motorsports, Inc.	16,488	297,608
Stoneridge, Inc.*	11,494	225,397
Superior Industries International, Inc.	7,042	153,164
Taylor Morrison Home Corp., Class A*	20,892	482,605
Tenneco, Inc.	2,198	138,540
The TJX Cos., Inc.	1,452	114,185
Tower International, Inc.	6,097	165,229
Viacom, Inc., Class A	900	40,140
The Walt Disney Co.	268	30,981

	Shares	Value
West Marine, Inc.*	7,797	$85,455
Total Consumer Discretionary		6,548,728
Consumer Staples - 6.9%
Brown-Forman Corp., Class A	6,133	294,752
Bunge, Ltd.	2,555	201,922
Church & Dwight Co., Inc.[4]	3,702	183,360
The Clorox Co.	947	126,604
ConAgra Foods, Inc.	1,437	55,727
Ingredion, Inc.	2,167	268,318
Inter Parfums, Inc.	3,272	124,172
J&J Snack Foods Corp.	651	87,612
Kimberly-Clark Corp.	1,027	133,253
Medifast, Inc.	1,832	84,858
Nutraceutical International Corp.	4,191	132,855
PepsiCo, Inc.	8,294	939,544
The Procter & Gamble Co.	1,349	117,808
Seaboard Corp.	9	38,106
Spectrum Brands Holdings, Inc.[1]	287	41,251
Tyson Foods, Inc., Class A4	3,127	200,941
US Foods Holding Corp.*	19,364	546,065
Village Super Market, Inc., Class A	1,717	45,312
Wal-Mart Stores, Inc.	3,743	281,399
Total Consumer Staples		3,903,859
Energy - 3.5%
Baker Hughes, Inc.	2,771	164,514
Chevron Corp.[4]	589	62,846
Cimarex Energy Co.	344	40,138
Dril-Quip, Inc.*,1	2,884	148,670
Erin Energy Corp.*	16,111	33,028
Exxon Mobil Corp.[4]	10,090	823,848
Kinder Morgan, Inc.	8,085	166,794
Marathon Petroleum Corp.	1,966	100,148
ONEOK, Inc.[1]	1,105	58,134
Overseas Shipholding Group, Inc., Class A*	25,651	93,370
Valero Energy Corp.	1,479	95,558
The Williams Cos, Inc.	3,729	114,219
World Fuel Services Corp.[4]	2,227	82,020
Total Energy		1,983,287
Financials - 18.2%
American Equity Investment Life Holding Co.	1,963	46,562

The accompanying notes are an integral part of these financial statements.

11

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 18.2% (continued)
Artisan Partners Asset Management, Inc., Class A	2,175	$63,728
Aspen Insurance Holdings, Ltd.	5,368	281,015
Baldwin & Lyons, Inc., Class B	9,312	228,144
Bank of America Corp.[4]	14,302	333,809
Bank of Marin Bancorp	3,298	208,269
Berkshire Hathaway, Inc., Class B*,4	6,544	1,081,134
Brown & Brown, Inc.	1,258	53,968
Century Bancorp, Inc., Class A	1,069	67,400
Charter Financial Corp.	4,316	79,199
Citigroup, Inc.	3,305	195,392
CNA Financial Corp.	8,465	383,126
Discover Financial Services	1,200	75,108
Donnelley Financial Solutions, Inc.*	1,552	34,485
Dynex Capital, Inc.	8,151	56,405
East West Bancorp, Inc.	1,464	79,451
Employers Holdings, Inc.	4,570	182,800
Enterprise Financial Services Corp.	1,767	74,656
Erie Indemnity Co., Class A	3,500	433,370
Federated Investors, Inc., Class B	6,986	187,365
First Financial Corp	2,677	130,638
First Financial Northwest, Inc.	6,954	109,039
First Hawaiian, Inc.	10,037	298,801
GAMCO Investors, Inc., Class A1	3,908	112,160
The Hanover Insurance Group, Inc.	3,546	313,005
Home Bancorp, Inc.	4,763	176,898
Houlihan Lokey, Inc.	2,216	74,325
Independent Bank Corp.	1,837	40,965
Infinity Property & Casualty Corp.	2,643	262,318
JPMorgan Chase & Co.[4]	13,330	1,159,710
Macatawa Bank Corp.	13,873	132,765
MarketAxess Holdings, Inc.	323	62,184
Medley Management, Inc., Class A	4,162	32,047
Morningstar, Inc.	5,948	434,977
MSCI, Inc.	2,431	243,878
National Western Life Group, Inc., Class A	305	93,403
OM Asset Management PLC	4,961	77,193
PJT Partners, Inc., Class A	1,630	56,496
Provident Financial Holdings, Inc.	2,632	50,613
Prudential Financial, Inc.	4,093	438,074
QCR Holdings, Inc.	2,108	96,125

	Shares	Value
S&P Global, Inc.	870	$116,745
Selective Insurance Group, Inc.	1,020	53,856
Shore Bancshares, Inc.	4,145	68,766
State National Cos, Inc.	3,558	52,196
Synovus Financial Corp.	1,480	61,864
Territorial Bancorp, Inc.	14,099	436,364
TFS Financial Corp.	23,099	382,057
United Community Financial Corp.	5,862	50,061
Validus Holdings, Ltd.[4]	4,993	276,013
Wells Fargo & Co.[4]	3,522	189,624
Westwood Holdings Group, Inc.	2,499	139,444
Total Financials		10,367,990
Health Care - 12.4%
Agilent Technologies, Inc.[4]	4,736	260,717
Allergan PLC	272	66,330
Amgen, Inc.	2,247	366,980
AngioDynamics, Inc.*,4	18,669	289,743
Baxter International, Inc.	3,665	204,067
Biogen, Inc.*	1,586	430,139
BioSpecifics Technologies Corp.*	2,191	124,295
Bristol-Myers Squibb Co.	2,069	115,967
Bruker Corp.	5,249	128,023
Cardiovascular Systems, Inc.*	2,534	75,691
Catalent, Inc.*	1,454	42,573
Celgene Corp.*,4	4,702	583,283
Centene Corp.*	2,166	161,150
Corcept Therapeutics, Inc.*	4,270	40,736
Corvel Corp.*	1,180	52,510
Edwards Lifesciences Corp.*	428	46,939
Eli Lilly & Co.	1,864	152,960
Exelixis, Inc.*	1,600	35,840
Gilead Sciences, Inc.	721	49,425
HMS Holdings Corp.*	2,518	51,543
Hologic, Inc.*	12,886	581,803
IDEXX Laboratories, Inc.*	1,818	304,933
Johnson & Johnson[4]	3,552	438,565
Landauer, Inc.	3,152	165,795
LeMaitre Vascular, Inc.	4,757	141,521
Luminex Corp.	1,976	37,208
Masimo Corp.*	1,989	204,350
McKesson Corp.	1,615	223,338

The accompanying notes are an integral part of these financial statements.

12

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 12.4% (continued)
Merck & Co., Inc.	11,134	$693,982
National HealthCare Corp.	1,777	132,244
National Research Corp., Class A	5,732	142,154
OraSure Technologies, Inc.*	6,125	80,299
Pfizer, Inc.	3,189	108,171
Phibro Animal Health Corp., Class A	1,287	38,288
The Providence Service Corp.*	869	38,236
Quality Systems, Inc.*	4,837	68,976
Utah Medical Products, Inc.	1,971	123,385
WellCare Health Plans, Inc.*	618	94,807
Zoetis, Inc.	2,261	126,865
Total Health Care		7,023,831
Industrials - 13.4%
Allegion PLC	5,850	460,044
Allison Transmission Holdings, Inc.[4]	19,217	743,314
ARC Document Solutions, Inc.*,4	55,348	203,681
Argan, Inc.	1,613	107,829
The Boeing Co.	332	61,364
BWX Technologies, Inc.	5,584	274,565
Cintas Corp.	632	77,401
Comfort Systems USA, Inc.	3,118	114,431
Continental Building Products, Inc.*	15,455	376,329
Curtiss-Wright Corp.	1,085	101,404
Delta Air Lines, Inc.	1,117	50,756
Essendant, Inc.	4,858	81,129
General Electric Co.	8,997	260,823
Graham Corp.	2,351	51,887
HEICO Corp.[1]	4,095	291,032
HEICO Corp., Class A	8,650	530,245
HNI Corp.	1,238	57,889
ICF International, Inc.*	1,378	60,839
Illinois Tool Works, Inc.[4]	1,453	200,645
Interface, Inc.	4,609	91,719
Kimball International, Inc., Class B	12,005	213,329
Landstar System, Inc.	3,192	272,756
Lennox International, Inc.	805	133,139
LSC Communications, Inc.	5,660	146,424
Masco Corp.	2,221	82,221
MSA Safety, Inc.	1,008	78,473
Mueller Industries, Inc.	2,664	85,355

	Shares	Value
Mueller Water Products, Inc., Class A	3,664	$41,220
NOW, Inc.*	1,980	33,680
Ply Gem Holdings, Inc.*	3,904	75,152
Regal-Beloit Corp.	6,576	518,518
Rollins, Inc.	3,493	135,633
RPX Corp.*	5,663	72,713
Rush Enterprises, Inc., Class B*	4,889	169,355
Southwest Airlines Co.	4,196	235,899
SP Plus Corp.*	5,456	187,959
Supreme Industries, Inc., Class A	2,205	44,188
The Toro Co.	4,675	303,501
TriNet Group, Inc.*	2,109	62,005
TrueBlue, Inc.*	6,059	165,714
Univar, Inc.*	1,140	34,029
Vectrus, Inc.*	1,805	45,919
Wabash National Corp.[1]	5,750	130,985
West Corp.	6,354	169,588
Total Industrials		7,635,081
Information Technology - 21.3%
Alphabet, Inc., Class A*,4	659	609,259
Alphabet, Inc., Class C*,4	444	402,246
American Software, Inc., Class A	17,215	188,849
Anixter International, Inc.*	745	60,755
Apple, Inc.[4]	12,826	1,842,455
Applied Materials, Inc.[4]	11,016	447,360
AVX Corp.[4]	13,303	224,954
Benchmark Electronics, Inc.*	8,697	275,695
Brooks Automation, Inc.	2,261	57,113
Cadence Design Systems, Inc.*	8,578	279,385
Carbonite, Inc.*	2,011	43,438
CDW Corp.[4]	8,191	484,006
Cisco Systems, Inc.	1,497	51,003
CommerceHub, Inc., Class C*	5,746	91,476
CommScope Holding Co., Inc.*	4,092	172,028
Convergys Corp.[4]	6,903	155,387
CoreLogic, Inc.*	1,452	62,058
Corning, Inc.	2,223	64,134
CSRA, Inc.	2,587	75,230
CTS Corp.	2,983	65,924
Diodes, Inc.*	3,036	71,012
DXC Technology Co.*	537	40,458

The accompanying notes are an integral part of these financial statements.

13

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 21.3% (continued)
eBay, Inc.*	1,116	$37,286
Entegris, Inc.*	14,218	352,606
EVERTEC, Inc.	12,264	194,384
F5 Networks, Inc.*	1,332	172,001
Facebook, Inc., Class A*,4	5,204	781,901
FLIR Systems, Inc.	1,396	51,275
Hewlett Packard Enterprise Co.	3,362	62,634
HP, Inc.	10,536	198,288
Insight Enterprises, Inc.*	3,878	163,264
Keysight Technologies, Inc.*	4,082	152,789
KLA-Tencor Corp.	1,016	99,792
MasterCard, Inc., Class A	700	81,424
Maxim Integrated Products, Inc.	1,700	75,055
Microsoft Corp.[4]	12,548	859,036
NCI, Inc., Class A*	3,514	52,183
NCR Corp.*	4,875	201,094
NetScout Systems, Inc.*	1,971	74,208
Nuance Communications, Inc.*,4	3,882	69,449
Perficient, Inc.*	3,264	56,859
Plexus Corp.*	608	31,610
Progress Software Corp.	7,087	210,626
Rudolph Technologies, Inc.*	6,482	158,809
Semtech Corp.*	2,520	86,058
Synopsys, Inc.*	7,900	582,230
Tech Data Corp.*	607	58,060
Teradata Corp.*	2,377	69,361
Texas Instruments, Inc.	8,897	704,464
Trimble Navigation, Ltd.*	1,632	57,822
Unisys Corp.*,1	4,159	46,997
VeriSign, Inc.*,1	1,755	156,055
Versum Materials, Inc.	2,922	93,562
Visa, Inc., Class A	2,140	195,211
VMware, Inc., Class A*	1,144	107,673
XO Group, Inc.*	2,634	46,227
Total Information Technology		12,104,518
Materials - 5.4%
AdvanSix, Inc.*	1,591	43,371
Avery Dennison Corp.[4]	3,061	254,706

	Shares	Value
Cabot Corp.[4]	6,932	$417,237
Crown Holdings, Inc.*	9,241	518,328
Eagle Materials, Inc.	355	34,069
FutureFuel Corp.	7,470	115,486
Graphic Packaging Holding Co.	16,533	224,518
Innophos Holdings, Inc.	952	45,639
KMG Chemicals, Inc.	2,256	118,553
Louisiana-Pacific Corp.*	3,703	95,315
LyondellBasell Industries N.V., Class A	4,586	388,709
Schweitzer-Mauduit International, Inc.	2,055	88,468
Sealed Air Corp.	1,681	73,998
Sensient Technologies Corp.	780	63,804
Silgan Holdings, Inc.	2,119	128,454
Stepan Co.	570	48,336
United States Lime & Minerals, Inc.	736	58,232
Valvoline, Inc.[1]	13,298	295,880
WestRock Co.	822	44,026
Total Materials		3,057,129
Real Estate - 2.0%
Brixmor Property Group, Inc., REIT[4]	21,045	415,639
Equity Commonwealth, REIT*	7,514	240,373
FRP Holdings, Inc., REIT*	1,642	70,113
Liberty Property Trust, REIT	3,538	143,537
Quality Care Properties, Inc. REIT*	1,739	30,172
Retail Properties of America, Inc., Class A, REIT	18,693	249,365
Total Real Estate		1,149,199
Telecommunication Services - 2.5%
AT&T, Inc.[4]	20,904	828,426
Hawaiian Telcom Holdco, Inc.*	1,836	46,726
Spok Holdings, Inc.	7,104	127,517
Telephone & Data Systems, Inc.	4,140	113,684
United States Cellular Corp.*	3,941	154,408
Verizon Communications, Inc.[4]	2,758	126,620
Total Telecommunication Services		1,397,381
Utilities - 2.9%
AES Corp.[4]	20,551	232,432
Avangrid, Inc.[4]	9,587	417,034
National Fuel Gas Co.	961	53,220
Southwest Gas Holdings, Inc.	2,664	223,137

The accompanying notes are an integral part of these financial statements.

14

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 2.9% (continued)
Vectren Corp.	8,489	$504,416
Xcel Energy, Inc.[4]	5,400	243,270
Total Utilities		1,673,509
Total Common Stocks (cost $52,021,575)		56,844,512

	Number of Contracts
Purchased Options - 0.3%
S&P 500 Puts, 2,160 Strike Price, Expiration 05/19/17	80	9,120
S&P 500 Puts, 2,200 Strike Price, Expiration 07/21/17	88	102,520
S&P 500 Puts, 2,210 Strike Price, Expiration 06/16/17	80	45,200
Total Purchased Options (cost $481,092)		156,840

	Principal Amount

Short-Term Investments - 3.3%
Repurchase Agreements - 2.1%[2]
Cantor Fitzgerald Securities, Inc., dated 04/28/17, due 05/01/17, 0.840% total to be received $1,000,070 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/30/17 - 03/20/67, totaling $1,020,000)	$1,000,000	1,000,000
Nomura Securities International, Inc., dated 04/28/17, due 05/01/17, 0.830% total to be received $221,103 (collateralized by various U.S. Government Agency Obligations, 1.950% - 9.000%, 06/01/18 - 03/20/67, totaling $225,510)	221,088	221,088
Total Repurchase Agreements		1,221,088

	Shares	Value
Other Investment Companies - 1.2%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%[3]	665,635	$665,635
Total Short-Term Investments (cost $1,886,723)		1,886,723
Total Investments - 103.6% (cost $54,389,390)		58,888,075
Other Assets, less Liabilities - (3.6)%		(2,053,221)
Net Assets - 100.0%		$56,834,854

The accompanying notes are an integral part of these financial statements.

15

AMG FQ Global Risk-Balanced Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2017

	Shares	Value
Exchange Traded Funds - 60.4%
iShares Barclays TIPS Bond Fund[4]	78,535	$9,032,310
iShares Global Infrastructure[1]	35,253	1,513,764
iShares iBoxx $ High Yield Corporate Bond Fund[1]	117,278	10,334,538
iShares iBoxx $ Investment Grade Corporate Bond[4]	86,484	10,290,731
Materials Select Sector SPDR Fund[1]	26,724	1,418,243
SPDR Citi International Government Inflation-Protected Bond[4]	30,474	1,686,127
VanEck Vectors Gold Miners	63,245	1,405,936
VanEck Vectors Natural Resource	40,706	1,351,439
Vanguard REIT[4]	60,766	5,030,817
Total Exchange Traded Funds (cost $41,647,743)		42,063,905

	Notes
Exchange Traded Notes - 11.1%
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38	58,548	1,413,929
Goldman Sachs, Connect S&P GSCI Enhanced Commodity Index Total Return, 05/08/37	44,014	940,139
iPath Bloomberg Commodity Index Total Return, 06/12/36[1]	110,664	2,554,125
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index Total Return, 10/24/22	563,958	2,802,871
Total Exchange Traded Notes (cost $8,968,326)		7,711,064

	Number of Contracts
Purchased Options - 0.3%
EURO STOXX 50 Puts, 2,900 Strike Price, Expiration 06/16/17	124	4,998
EURO STOXX 50 Puts, 3,000 Strike Price, Expiration 09/15/17	126	37,333
EURO STOXX 50 Puts, 3,175 Strike Price, Expiration 05/19/17	72	3,921
EURO STOXX 50 Puts, 3,200 Strike Price, Expiration 05/19/17	49	3,149
EURO STOXX 50 Puts, 3,200 Strike Price, Expiration 06/16/17	5	822
S&P 500 Puts, 2,160 Strike Price, Expiration 05/19/17	76	8,664
S&P 500 Puts, 2,200 Strike Price, Expiration 07/21/17	83	96,695
S&P 500 Puts, 2,210 Strike Price, Expiration 06/16/17	64	36,160
S&P 500 Puts, 2,260 Strike Price, Expiration 06/16/17	7	6,020
Total Purchased Options (cost $651,633)		197,762

The accompanying notes are an integral part of these financial statements.

16

AMG FQ Global Risk-Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government Obligations - 18.5%
United States Treasury Bills, 0.490%, 06/01/17[5]	$1,500,000	$1,499,127
United States Treasury Bills, 0.521%, 05/25/17[5,6]	2,450,000	2,448,917
United States Treasury Bills, 0.520%, 06/22/17[5,6]	2,000,000	1,997,974
United States Treasury Bills, 0.540%, 07/06/17[5,6]	450,000	449,393
United States Treasury Bills, 0.576%, 07/13/17[4,5,6]	2,000,000	1,997,010
United States Treasury Bills, 0.705%, 06/15/17[4,5]	2,000,000	1,998,374
United States Treasury Bills, 0.740%, 06/29/17[5]	1,000,000	998,800
United States Treasury Bills, 0.768%, 08/03/17[5]	500,000	498,985
United States Treasury Bills, 0.800%, 07/20/17[5]	1,000,000	998,293
Total U.S. Government Obligations (cost $12,888,516)		12,886,873
Short-Term Investments - 25.3%
Repurchase Agreements - 14.1%[2]
BNP Paribas Securities Corp., dated 04/28/17, due 05/01/17, 0.840% total to be received $2,340,973 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 11/15/17 - 07/20/63, totaling $2,387,625)	2,340,809	2,340,809
Cantor Fitzgerald Securities, Inc., dated 04/28/17, due 05/01/17, 0.840% total to be received $2,340,973 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/30/17 - 03/20/67, totaling $2,387,626)	2,340,809	2,340,809
Citigroup Global Markets, Inc., dated 04/28/17, due 05/01/17, 0.820% total to be received $2,340,969 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 05/01/17 - 06/01/53, totaling $2,387,625)	2,340,809	2,340,809
Deutsche Bank Securities, Inc., dated 04/28/17, due 05/01/17, 0.840% total to be received $492,503 (collateralized by various U.S. Government Agency Obligations, 1.375% - 2.500%, 12/31/18 - 09/09/49, totaling $502,319)	492,469	492,469
Nomura Securities International, Inc., dated 04/28/17, due 05/01/17, 0.830% total to be received $2,340,971 (collateralized by various U.S. Government Agency Obligations, 1.950% - 9.000%, 06/01/18 - 03/20/67, totaling $2,387,625)	2,340,809	2,340,809
Total Repurchase Agreements		9,855,705

	Shares
Other Investment Companies - 11.2%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%[3]	7,798,453	7,798,453
Total Short-Term Investments (cost $17,654,158)		17,654,158
Total Investments - 115.6% (cost $81,810,376)		80,513,762
Other Assets, less Liabilities - (15.6)%		(10,844,627)
Net Assets - 100.0%		$69,669,135

The accompanying notes are an integral part of these financial statements.

17

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follow:

Fund	Cost	Appreciation	Depreciation	Net
AMG FQ Tax-Managed U.S. Equity Fund	$58,532,290	$21,595,448	$(262,036)	$21,333,412
AMG FQ U.S. Equity Fund	54,398,580	5,816,363	(1,326,868)	4,489,495
AMG FQ Global Risk-Balanced Fund	82,862,352	951,210	(3,299,800)	(2,348,590)

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of April 30, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ Tax-Managed U.S. Equity Fund	$1,477,541	1.9%
AMG FQ U.S. Equity Fund	1,154,330	2.0%
AMG FQ Global Risk-Balanced Fund	9,636,687	13.8%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Some or all of these securities were held as collateral for written options as of April 30, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ U.S. Equity Fund	$13,613,671	24.0%
AMG FQ Global Risk-Balanced Fund	17,634,588	25.3%

[5]	Represents yield to maturity at April 30, 2017.
[6]	Some or all of these securities were held as collateral for futures contracts. The market value of collateral at April 30, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ Global Risk-Balanced Fund	$5,444,165	7.8%

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of April 30, 2017: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ Tax-Managed U.S. Equity Fund
Investments in Securities
Common Stocks†	$78,237,165	—	—	$78,237,165
Short-Term Investments
Repurchase Agreements	—	$1,530,717	—	1,530,717
Other Investment Companies	97,820	—	—	97,820

Total Investments in Securities	$78,334,985	$1,530,717	—	$79,865,702

The accompanying notes are an integral part of these financial statements.

18

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ U.S. Equity Fund
Investments in Securities
Common Stocks†	$56,844,512	—	—	$56,844,512
Purchased Options	156,840	—	—	156,840
Short-Term Investments
Repurchase Agreements	—	$1,221,088	—	1,221,088
Other Investment Companies	665,635	—	—	665,635

Total Investments in Securities	$57,666,987	$1,221,088	—	$58,888,075

Financial Derivative Instruments-Assets††
Equity Contracts	$1,928	—	—	$1,928

Financial Derivative Instruments-Liabilities††
Equity Contracts	(207,080)	—	—	(207,080)

Total Financial Derivative Instruments	$(205,152)	—	—	$(205,152)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ Global Risk-Balanced Fund
Investments in Securities
Exchange Traded Funds†††	$42,063,905	—	—	$42,063,905
Exchange Traded Notes†††	7,711,064	—	—	7,711,064
Purchased Options	197,762	—	—	197,762
U.S. Government Obligations	—	$12,886,873	—	12,886,873
Short-Term Investments
Repurchase Agreements	—	9,855,705	—	9,855,705
Other Investment Companies	7,798,453	—	—	7,798,453

Total Investments in Securities	$57,771,184	$22,742,578	—	$80,513,762

Financial Derivative Instruments-Assets††
Equity Contracts	$1,941,288	—	—	$1,941,288
Interest Rate Contracts	517,918	—	—	517,918

	2,459,206	—	—	2,459,206

Financial Derivative Instruments-Liabilities††
Equity Contracts	(448,926)	—	—	(448,926)

Total Financial Derivative Instruments	$2,010,280	—	—	$2,010,280

†	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Fund’s Schedule of Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

19

Notes to Schedules of Portfolio Investments (continued)

††	Derivative instruments, such as futures and written options are not reflected in the Schedule of Portfolio Investments. Futures are valued at the unrealized appreciation/depreciation of the instrument and written options are shown at value.
†††	All exchange traded funds and exchange traded notes held in a Fund are level 1 securities. For a detailed listing of these securities, please refer to the respective Fund’s Schedule of Portfolio Investments.

As of April 30, 2017, the Funds had no significant transfers between levels from the beginning of the reporting period.

The following schedule shows the value of derivative instruments at April 30, 2017:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
AMG FQ U.S. Equity Fund
	Equity contracts	Options purchased[1]	$156,840	Options written	$207,080
	Equity contracts	Receivable for variation margin[2]	—	Payable for variation margin[2]	560

		Totals	$156,840		$207,640

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
AMG FQ Global Risk-Balanced Fund
	Equity contracts	Options purchased[1]	$197,762	Options Written	$363,184
	Equity contracts	Receivable for variation margin[2]	71,259	Payable for variation margin[2]	183,810
	Interest rate contracts	Receivable for variation margin[2]	31,302	Payable for variation margin[2]	28,144

		Totals	$300,323		$575,138

For the six months ended April 30, 2017, the effect of derivative instruments on the Statement of Operations for the Funds and the amount of realized gain (loss) and unrealized gain (loss) on derivatives recognized in income is as follows:

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Gain/(Loss)
AMG FQ U.S. Equity Fund
	Equity contracts	Net realized loss on options purchased[1]	$(1,235,981)	Net change in unrealized appreciation (depreciation) options purchased[1]	$(62,885)
	Equity contracts	Net realized gain on options written	896,131	Net change in unrealized appreciation (depreciation) options written	(33,155)
	Equity contracts	Net realized gain on futures contracts	19,129	Net change in unrealized appreciation (depreciation) of futures contracts	7,720

		Totals	$(320,721)		$(88,320)

The accompanying notes are an integral part of these financial statements.

20

Notes to Schedules of Portfolio Investments (continued)

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Gain/(Loss)
AMG FQ Global Risk-Balanced Fund
	Equity contracts	Net realized loss on options purchased[1]	$(1,416,417)	Net change in unrealized appreciation (depreciation) options purchased[1]	$(112,978)
	Equity contracts	Net realized gain on options written	938,741	Net change in unrealized appreciation (depreciation) options written	(107,226)
	Equity contracts	Net realized gain on futures contracts	3,978,145	Net change in unrealized appreciation (depreciation) of futures contracts	1,818,460
	Interest rate contracts	Net realized loss on futures contracts	(1,509,435)	Net change in unrealized appreciation (depreciation) of futures contracts	1,320,308

		Totals	$1,991,034		$2,918,564

[1]	Options purchased are included in Investments at value on the Statement of Assets and Liabilities. Net realized gain (loss) on options purchased and net change in unrealized appreciation (depreciation) on options purchased are included in the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) of investments, respectively, on the Statement of Operations.
[2]	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) for AMG FQ U.S. Equity Fund and AMG FQ Global Risk-Balanced Fund of $1,928 and $2,373,464, respectively, as reported in the Notes to Schedules of Portfolio Investments.

At April 30, 2017, the following Funds had open written options contracts:

(See Note 9 in the Notes to Financial Statements.)

AMG FQ U.S. Equity Fund - Written Option Contracts

Description	Strike Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
S&P 500 Index (Call)	2,460	07/21/17	44	$35,574	$(13,046)
S&P 500 Index (Call)	2,470	07/21/17	44	26,334	(12,166)
S&P 500 Index (Call)	2,490	05/19/17	80	24,680	23,080
S&P 500 Index (Call)	2,530	06/16/17	40	13,940	11,060
S&P 500 Index (Call)	2,540	06/16/17	40	9,940	7,740
S&P 500 Index (Put)	2,120	05/19/17	80	95,880	89,480
S&P 500 Index (Put)	2,140	07/21/17	88	160,908	89,628
S&P 500 Index (Put)	2,180	06/16/17	80	111,880	76,280

			Totals	$479,136	$272,056

The accompanying notes are an integral part of these financial statements.

21

Notes to Schedules of Portfolio Investments (continued)

AMG FQ Global Risk-Balanced Fund - Written Option Contracts

Description	Strike Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
EURO STOXX 50 (Call)	3,525	06/16/17	42	$12,266	$(17,472)
EURO STOXX 50 (Call)	3,550	06/16/17	82	20,159	(26,735)
EURO STOXX 50 (Call)	3,575	06/16/17	5	1,541	(730)
EURO STOXX 50 (Call)	3,600	05/19/17	24	4,795	717
EURO STOXX 50 (Call)	3,625	05/19/17	97	15,918	5,880
EURO STOXX 50 (Call)	3,725	09/15/17	21	6,338	(2,698)
EURO STOXX 50 (Call)	3,750	09/15/17	105	28,440	(9,762)
EURO STOXX 50 (Put)	2,700	06/16/17	124	37,117	35,631
EURO STOXX 50 (Put)	2,800	09/15/17	126	42,131	22,229
EURO STOXX 50 (Put)	3,025	06/16/17	5	1,349	979
EURO STOXX 50 (Put)	3,075	05/19/17	72	18,018	16,136
EURO STOXX 50 (Put)	3,100	05/19/17	49	13,842	12,347
S&P 500 Index (Call)	2,440	06/16/17	7	4,185	(610)
S&P 500 Index (Call)	2,460	07/21/17	41	33,123	(12,182)
S&P 500 Index (Call)	2,470	07/21/17	42	25,111	(11,639)
S&P 500 Index (Call)	2,490	05/19/17	76	23,519	21,999
S&P 500 Index (Call)	2,530	06/16/17	36	12,524	9,932
S&P 500 Index (Call)	2,540	06/16/17	35	8,676	6,751
S&P 500 Index (Put)	2,120	05/19/17	76	91,039	84,959
S&P 500 Index (Put)	2,140	07/21/17	83	151,715	84,485
S&P 500 Index (Put)	2,180	06/16/17	71	99,250	67,655

			Totals	$651,056	$287,872

The accompanying notes are an integral part of these financial statements.

22

Notes to Schedules of Portfolio Investments (continued)

Transactions in written put and call options for the six months ended April 30, 2017, were as follows:

(See Note 9 in the Notes to Financial Statements.)

AMG FQ U.S. Equity Fund

	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2016	556	$663,626
Options written	1,079	1,077,872
Options exercised/expired/closed	(1,139)	(1,262,362)

Options outstanding at April 30, 2017	496	$479,136

AMG FQ Global Risk-Balanced Fund

	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2016	1,347	$843,032
Options written	2,452	1,246,905
Options exercised/expired/closed	(2,580)	(1,438,881)

Options outstanding at April 30, 2017	1,219	$651,056

All futures contracts are exchange traded. At April 30, 2017, the following Funds had open futures contracts:

(See Note 8 in the Notes to Financial Statements.)

AMG FQ U.S. Equity Fund - Futures Contracts

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain
S&P 500 E-Mini FUT Index	2	Long	06/16/17	$1,928

The accompanying notes are an integral part of these financial statements.

23

Notes to Schedules of Portfolio Investments (continued)

AMG FQ Global Risk-Balanced Fund - Futures Contracts

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Australia 10-Year Bond	AUD	47	Long	06/15/17	$148,125
Australian SPI 200 Index	AUD	37	Long	06/15/17	110,008
Canadian 10-Year Bond	CAD	43	Long	06/21/17	102,909
E-Mini MSCI Index	USD	184	Long	06/16/17	511,095
EURO BUXL 30-Year Bond	EUR	21	Long	06/08/17	49,757

EURO STOXX 50	EUR	288	Long	06/16/17 to 09/15/17	947,725
FTSE 100 Index	GBP	30	Long	06/16/17	(66,697)
Hang Seng Index	HKD	13	Long	05/29/17	46,089
Russell 2000® Mini Index	USD	145	Long	06/16/17	279,250
S&P 500 E-Mini Index	USD	31	Long	06/16/17	29,881
S&P/TSX 60 Index	CAD	25	Long	06/15/17	17,240
TOPIX Index	JPY	21	Long	06/08/17	(19,045)
U.K. 10-Year Gilt	GBP	40	Long	06/28/17	140,608
U.S. Treasury Long Bond	USD	27	Long	06/21/17	76,519

				Total	$2,373,464

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

REIT:	Real Estate Investment Trust
TIPS:	Treasury Inflation-Protected Securities
SPDR:	Standard & Poor’s Depositary Receipt

CURRENCY ABBREVIATIONS:

AUD:	Australian Dollar	HKD:	Hong Kong Dollar
CAD:	Canadian Dollar	JPY:	Japanese Yen
EUR:	Euro	USD:	U.S. Dollar
GBP:	British Pound

The accompanying notes are an integral part of these financial statements.

24

Statement of Assets and Liabilities (unaudited)

April 30, 2017

	AMG FQ Tax-Managed U.S. Equity Fund	AMG FQ U.S. Equity Fund	AMG FQ Global Risk-Balanced Fund
Assets:
Investments at value* (including securities on loan valued at $1,477,541, $1,151,396 and $9,636,687, respectively)	$78,334,985	$57,666,987	$70,658,057
Repurchase agreements at value**	1,530,717	1,221,088	9,855,705
Cash	3,434	9,536	—
Cash collateral for financial derivative instruments	—	42,000	—
Receivable for Fund shares sold	63,619	315	43,151
Dividends, interest and other receivables	39,421	30,501	8,468
Receivable for variation margin on futures contracts	—	—	102,561
Receivable from affiliate	8,346	2,218	3,297
Prepaid expenses	20,202	20,223	28,255
Total assets	80,000,724	58,992,868	80,699,494
Liabilities:
Payable upon return of securities loaned	1,530,717	1,221,088	9,855,705
Payable for Fund shares repurchased	135,015	626,027	367,204
Written options (premiums received $0, $479,136 and $651,056, respectively)	—	207,080	363,184
Payable for variation margin on futures contracts	—	560	211,954
Payable for investments purchased	—	—	127,398
Accrued expenses:
Investment advisory and management fees	44,800	16,887	34,335
Administrative fees	9,600	7,237	8,584
Shareholder servicing fees - Class N	—	—	273
Shareholder servicing fees - Class I	—	—	1,063
Distribution fees - Class N	4,369	4,713	454
Professional fees	20,255	21,837	23,569
Trustees fees and expenses	1,156	918	1,076
Other	43,289	51,667	35,560
Total liabilities	1,789,201	2,158,014	11,030,359

Net Assets	$78,211,523	$56,834,854	$69,669,135
* Investments at cost	$56,993,350	$53,168,302	$71,954,671
** Repurchase agreements at cost	$1,530,717	$1,221,088	$9,855,705

The accompanying notes are an integral part of these financial statements.

25

Statement of Assets and Liabilities (continued)

	AMG FQ Tax-Managed U.S. Equity Fund	AMG FQ U.S. Equity Fund	AMG FQ Global Risk-Balanced Fund
Net Assets Represent:
Paid-in capital	$61,068,980	$47,464,438	$78,189,099
Undistributed (distribution in excess of) net investment income (loss)	307,197	(308,144)	96,539
Accumulated net realized gain (loss) from investments, options, futures and foreign currency transactions	(4,506,289)	4,905,891	(9,981,768)
Net unrealized appreciation of investments, options, futures and foreign currency translations	21,341,635	4,772,669	1,365,265
Net Assets	$78,211,523	$56,834,854	$69,669,135

Class N:
Net Assets	$21,242,287	$20,793,090	$2,224,638
Shares outstanding	775,807	1,218,812	150,345
Net asset value, offering and redemption price per share	$27.38	$17.06	$14.80
Class I:
Net Assets	$56,969,236	$36,041,764	$8,727,360
Shares outstanding	2,081,138	2,114,463	589,054
Net asset value, offering and redemption price per share	$27.37	$17.05	$14.82
Class Z:
Net Assets	n/a	n/a	$58,717,137
Shares outstanding	n/a	n/a	3,952,575
Net asset value, offering and redemption price per share	n/a	n/a	$14.86

The accompanying notes are an integral part of these financial statements.

26

Statement of Operations (unaudited)

For the six months ended April 30, 2017

	AMG FQ Tax-Managed U.S. Equity Fund		AMG FQ U.S. Equity Fund	AMG FQ Global Risk-Balanced Fund
Investment Income:
Dividend income	$764,868	[1]	$505,164 [1]	$541,080
Interest income	—		50	28,206
Securities lending income	4,377		5,989	24,095
Foreign withholding tax	—		(312)	—
Total investment income	769,245		510,891	593,381
Expenses:
Investment advisory and management fees	275,853		105,707	202,685
Administrative fees	59,112		45,303	50,671
Distribution fees - Class N	28,119		30,944	3,047
Shareholder servicing fees - Class N	—		—	2,664
Shareholder servicing fees - Class I	—		—	5,834
Professional fees	17,322		18,020	19,749
Registration fees	20,965		15,656	24,410
Transfer agent fees	9,554		13,823	6,241
Reports to shareholders	8,750		8,771	6,271
Custodian fees	5,349		6,940	5,253
Trustees fees and expenses	3,577		2,694	2,872
Miscellaneous	1,634		1,391	1,990
Repayments for prior reimbursments	—		11,380	—
Total expenses before offsets	430,235		260,629	331,687
Expense reimbursements	(51,389)		(4,119)	(19,316)
Net expenses	378,846		256,510	312,371

Net investment income	390,399		254,381	281,010
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	5,708,405		4,038,005	(1,344,259)
Net realized gain on futures contracts	—		19,129	2,468,710
Net realized loss on foreign currency transactions	—		—	(37,385)
Net realized gain on written options	—		896,131	938,741
Net change in unrealized appreciation (depreciation) of investments	4,777,218		4,001,158	(218,646)
Net change in unrealized appreciation (depreciation) of futures contracts	—		7,720	3,138,768
Net change in unrealized appreciation (depreciation) on foreign currency translations	—		—	1,152
Net change in unrealized appreciation (depreciation) on written options	—		(33,155)	(107,226)
Net realized and unrealized gain	10,485,623		8,928,988	4,839,855

Net increase in net assets resulting from operations	$10,876,022		$9,183,369	$5,120,865

[1]	Includes non-recurring dividends of $32,354 and $53,188 for AMG FQ Tax-Managed U.S. Equity Fund and AMG FQ U.S. Equity Fund, respectively.

The accompanying notes are an integral part of these financial statements.

27

Statements of Changes in Net Assets

For the six months ended April 30, 2017 (unaudited) and the fiscal year ended October 31, 2016

	AMG FQ Tax-Managed U.S. Equity Fund#		AMG FQ U.S. Equity Fund#
	2017	2016	2017	2016
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$390,399	$920,810	$254,381	$634,796
Net realized gain on investments, options and futures	5,708,405	23,135	4,953,265	2,317,862
Net change in unrealized appreciation (depreciation) of investments, options and futures	4,777,218	(2,143,132)	3,975,723	(3,600,185)
Net increase (decrease) in net assets resulting from operations	10,876,022	(1,199,187)	9,183,369	(647,527)
Distributions to Shareholders:
From net investment income:
Class N	(222,883)	(148,253)	(218,411)	(248,039)
Class I	(675,126)	(336,302)	(357,637)	(409,856)
From net realized gain on investments:
Class N	—	—	(1,166,878)	(2,699,898)
Class I	—	—	(1,613,580)	(3,363,341)
Total distributions to shareholders	(898,009)	(484,555)	(3,356,506)	(6,721,134)
Capital Share Transactions:[1]
Net decrease from capital share transactions	(8,145,716)	(3,254,835)	(7,458,227)	(1,521,111)

Total increase (decrease) in net assets	1,832,297	(4,938,577)	(1,631,364)	(8,889,772)
Net Assets:
Beginning of period	76,379,226	81,317,803	58,466,218	67,355,990
End of period	$78,211,523	$76,379,226	$56,834,854	$58,466,218
End of period undistributed (accumulated) net investment income (loss)	$307,197	$814,807	($308,144)	$13,523

#	Effective October 1, 2016, the Fund’s share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2017 (unaudited) and the fiscal year ended October 31, 2016

	AMG FQ Global Risk-Balanced Fund#
	2017	2016
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$281,010	$208,513
Net realized gain on investments, futures, options and foreign currency transactions	2,025,807	3,475,735
Net change in unrealized appreciation (depreciation) of investments, futures, options and foreign currency translations	2,814,048	1,557,770
Net increase in net assets resulting from operations	5,120,865	5,242,018
Distributions to Shareholders:
From net investment income:
Class N	(20,489)	(23,635)
Class I	(115,642)	(30,201)
Class Z	(927,631)	(1,217,012)
Total distributions to shareholders	(1,063,762)	(1,270,848)
Capital Share Transactions:[1]
Net decrease from capital share transactions	(3,997,695)	(1,582,210)

Total increase in net assets	59,408	2,388,960
Net Assets:
Beginning of period	69,609,727	67,220,767
End of period	$69,669,135	$69,609,727
End of period undistributed net investment income	$96,539	$879,291

#	Effective October 1, 2016, the Fund’s share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

29

AMG FQ Tax-Managed U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended April 30, 2017		For the fiscal years ended October 31,
Class N	(unaudited)		2016*	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$24.11		$24.42	$23.58	$20.02	$15.37	$13.63
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.11	[13]	0.22 [12]	0.08 [4]	0.03	0.06 [5]	0.05 [6]
Net realized and unrealized gain (loss) on investments	3.40		(0.43)	0.81	3.55	4.71	1.69
Total income (loss) from investment operations	3.51		(0.21)	0.89	3.58	4.77	1.74
Less Distributions to Shareholders from:
Net investment income	(0.24)		(0.10)	(0.05)	(0.02)	(0.12)	—
Net Asset Value, End of Period	$27.38		$24.11	$24.42	$23.58	$20.02	$15.37
Total Return[2]	14.60%[14]		(0.86)%	3.79%	17.91%	31.31%	12.77%
Ratio of net expenses to average net assets	1.14%[15]		1.14%	1.20%	1.24%	1.26%[7]	1.24%
Ratio of gross expenses to average net assets[3]	1.27%[15]		1.26%	1.27%	1.29%	1.35%[7]	1.39%
Ratio of net investment income to average net assets[2]	0.86%[15]		0.93%	0.34%	0.13%	0.35%[7]	0.35%
Portfolio turnover	44%[14]		102%	62%	45%	49%	36%
Net assets at end of period (000’s omitted)	$21,242		$22,885	$24,825	$12,541	$6,324	$3,026

	For the six
	months ended April 30, 2017		For the fiscal years ended October 31,
Class I	(unaudited)		2016*	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$24.14		$24.42	$23.56	$19.99	$15.33	$13.58
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.14	[13]	0.28 [12]	0.17 [4]	0.09	0.11 [5]	0.09 [6]
Net realized and unrealized gain (loss) on investments	3.40		(0.43)	0.78	3.54	4.70	1.67
Total income (loss) from investment operations	3.54		(0.15)	0.95	3.63	4.81	1.76
Less Distributions to Shareholders from:
Net investment income	(0.31)		(0.13)	(0.09)	(0.06)	(0.15)	(0.01)
Net Asset Value, End of Period	$27.37		$24.14	$24.42	$23.56	$19.99	$15.33
Total Return[2]	14.72%[14]		(0.59)%	4.03%	18.22%[8]	31.65%[8]	13.00%
Ratio of net expenses to average net assets	0.89%[15]		0.89%	0.96%	0.99%	1.01%[7]	0.99%
Ratio of gross expenses to average net assets[3]	1.02	%15	1.01%	1.03%	1.04%	1.10%[7]	1.14%
Ratio of net investment income to average net assets[2]	1.04%[15]		1.19%	0.68%	0.40%	0.62%[7]	0.60%
Portfolio turnover	44%[14]		102%	62%	45%	49%	36%
Net assets at end of period (000’s omitted)	$56,969		$53,494	$56,493	$50,686	$43,207	$36,884

30

AMG FQ U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended April 30, 2017	For the fiscal years ended October 31,
Class N	(unaudited)	2016*	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$15.48	$17.38	$17.20	$15.23	$12.29	$11.30
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.06 [13]	0.14	0.16 [4]	0.14	0.19 [5]	0.22
Net realized and unrealized gain (loss) on investments	2.42	(0.31)	0.17	1.95	2.94	1.07
Total income (loss) from investment operations	2.48	(0.17)	0.33	2.09	3.13	1.29
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.15)	(0.15)	(0.12)	(0.19)	(0.30)
Net realized gain on investments	(0.75)	(1.58)	—	—	—	—
Total distributions to shareholders	(0.90)	(1.73)	(0.15)	(0.12)	(0.19)	(0.30)
Net Asset Value, End of Period	$17.06	$15.48	$17.38	$17.20	$15.23	$12.29
Total Return[2]	16.32%[14]	(0.98)%	1.90%	13.76%	25.66%	11.50%
Ratio of net expenses to average net assets	0.99%[15]	1.05%	1.04%	1.04%	1.06%[9]	1.04%
Ratio of gross expenses to average net assets[3]	1.00%[15]	1.08%	1.05%	1.05%	1.10%[9]	1.15%
Ratio of net investment income to average net assets[2]	0.75%[15]	0.88%	0.93%	0.88%	1.37%[9]	1.84%
Portfolio turnover	78%[14]	178%	139%	87%	91%	132%
Net assets at end of period (000’s omitted)	$20,793	$24,752	$30,043	$25,931	$23,103	$12,764

	For the six
	months ended April 30, 2017	For the fiscal years ended October 31,
Class I	(unaudited)	2016*	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$15.47	$17.37	$17.22	$15.27	$12.34	$11.38
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.07 [13]	0.18	0.21 [4]	0.18	0.24 [5]	0.25
Net realized and unrealized gain (loss) on investments	2.43	(0.31)	0.16	1.96	2.93	1.07
Total income (loss) from investment operations	2.50	(0.13)	0.37	2.14	3.17	1.32
Less Distributions to Shareholders from:
Net investment income	(0.17)	(0.19)	(0.22)	(0.19)	(0.24)	(0.36)
Net realized gain on investments	(0.75)	(1.58)	—	—	—	—
Total distributions to shareholders	(0.92)	(1.77)	(0.22)	(0.19)	(0.24)	(0.36)
Net Asset Value, End of Period	$17.05	$15.47	$17.37	$17.22	$15.27	$12.34
Total Return[2]	16.47%[14]	(0.73)%	2.16%	14.05%	26.00%	11.78%
Ratio of net expenses to average net assets	0.75%[15]	0.79%	0.79%	0.79%	0.81%[9]	0.79%
Ratio of gross expenses to average net assets[3]	0.77%[15]	0.82%	0.79%	0.80%	0.85%[9]	0.90%
Ratio of net investment income to average net assets[2]	0.91%[15]	1.14%	1.22%	1.13%	1.73%[9]	2.09%
Portfolio turnover	78%[14]	178%	139%	87%	91%	132%
Net assets at end of period (000’s omitted)	$36,042	$33,715	$37,313	$41,636	$37,960	$34,231

31

AMG FQ Global Risk-Balanced Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2017	For the fiscal years ended October 31,
Class N	(unaudited)	2016*	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$13.89	$12.93	$13.84	$13.14	$13.36	$12.80
Income (Loss) from Investment Operations:
Net investment income (loss)[1,2]	0.03	(0.02)	0.05	0.17	0.03	(0.04)
Net realized and unrealized gain (loss) on investments	1.02	1.16	(0.64)	0.53	0.13	1.11
Total income (loss) from investment operations	1.05	1.14	(0.59)	0.70	0.16	1.07
Less Distributions to Shareholders from:
Net investment income	(0.14)	(0.18)	(0.32)	—	(0.38)[10]	(0.51)[10]
Net Asset Value, End of Period	$14.80	$13.89	$12.93	$13.84	$13.14	$13.36
Total Return[2]	7.64%[14]	8.97%	(4.31)%	5.33%	1.16%	8.67%[8]
Ratio of net expenses to average net assets	1.36%[15]	1.39%	1.38%	1.38%	1.41%[11]	1.44%
Ratio of gross expenses to average net assets[3]	1.42%[15]	1.55%	1.51%	1.52%	1.55%[11]	1.50%
Ratio of net investment income (loss) to average net assets[2]	0.41%[15]	(0.15)%	0.36%	1.30%	0.25%[11]	(0.32)%
Portfolio turnover	23%[14]	71%	55%	5%	36%	43%
Net assets at end of period (000’s omitted)	$2,225	$3,725	$2,083	$2,228	$5,520	$13,043

	For the six months ended April 30, 2017	For the fiscal years ended October 31,
Class I	(unaudited)	2016*	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$13.97	$13.02	$13.98	$13.21	$13.44	$12.86
Income (Loss) from Investment Operations:
Net investment income (loss)[1,2]	0.05	(0.01)	0.11	0.23	0.08	(0.02)
Net realized and unrealized gain (loss) on investments	1.02	1.21	(0.65)	0.54	0.14	1.15
Total income (loss) from investment operations	1.07	1.20	(0.54)	0.77	0.22	1.13
Less Distributions to Shareholders from:
Net investment income	(0.22)	(0.25)	(0.42)	—	(0.45)[10]	(0.55)[10]
Net Asset Value, End of Period	$14.82	$13.97	$13.02	$13.98	$13.21	$13.44
Total Return[2]	7.79%[14]	9.43%	(3.98)%	5.83%	1.61%	9.11%
Ratio of net expenses to average net assets	1.04%[15]	0.99%	0.98%	0.96%	0.99%[11]	0.99%
Ratio of gross expenses to average net assets[3]	1.10%[15]	1.15%	1.11%	1.10%	1.13%[11]	1.08%
Ratio of net investment income (loss) to average net assets[2]	0.66%[15]	0.25%	0.83%	1.72%	0.63%[11]	(0.14)%
Portfolio turnover	23%[14]	71%	55%	5%	36%	43%
Net assets at end of period (000’s omitted)	$8,727	$7,215	$1,652	$2,537	$5,844	$11,738

32

AMG FQ Global Risk-Balanced Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2017	For the fiscal years ended October 31,

Class Z	(unaudited)	2016*	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$14.00	$13.05	$14.02	$13.23	$13.47	$12.88
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.06	0.05	0.12	0.24	0.10	0.03
Net realized and unrealized gain (loss) on investments	1.03	1.16	(0.66)	0.55	0.12	1.12
Total income (loss) from investment operations	1.09	1.21	(0.54)	0.79	0.22	1.15
Less Distributions to Shareholders from:
Net investment income	(0.23)	(0.26)	(0.43)	—	(0.46)[10]	(0.56)[10]
Net Asset Value, End of Period	$14.86	$14.00	$13.05	$14.02	$13.23	$13.47
Total Return[2]	7.90%[13]	9.55%	(3.92)%	5.97%	1.61%	9.29%
Ratio of net expenses to average net assets	0.89%[14]	0.89%	0.88%	0.88%	0.91%[11]	0.94%
Ratio of gross expenses to average net assets[3]	0.95%[14]	1.05%	1.01%	1.02%	1.05%[11]	1.00%
Ratio of net investment income to average net assets[2]	0.87%[14]	0.36%	0.88%	1.76%	0.75%[11]	0.20%
Portfolio turnover	23%[13]	71%	55%	5%	36%	43%
Net assets at end of period (000’s omitted)	$58,717	$58,670	$63,485	$73,437	$88,419	$99,173

Notes to Financial Highlights

*	Effective October 1, 2016, the Investor Class and Institutional Class of AMG FQ Tax- Managed U.S. Equity Fund and AMG FQ U.S. Equity Fund were renamed Class N and Class I, respectively, and the Investor Class, Service Class and Institutional Class of AMG FQ Global Risk-Balanced Fund were renamed Class N, Class I and Class Z, respectively.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[4]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.00 and $0.09 for AMG FQ Tax-Managed U.S. Equity Fund’s Class N and Class I, respectively, and $0.11 and $0.16 for AMG FQ U.S. Equity Fund’s Class N and Class I, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.00 and $0.05 for AMG FQ Tax-Managed U.S. Equity Fund’s Class N and Class I, respectively, and $0.16 and $0.21 for AMG FQ U.S. Equity Fund’s Class N and Class I, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.01, and $0.05 for AMG FQ Tax-Managed U.S. Equity Fund’s Class N and Class I, respectively.
[7]	Includes non-routine extraordinary expenses amounting to 0.025% and 0.024% of average net assets for the Class N and Class I, respectively.
[8]	The total return is based on the Financial Statement Net Asset Values as shown above.
[9]	Includes non-routine extraordinary expenses amounting to 0.022% and 0.023% of average net assets for the Class N, and Class I, respectively.
[10]	The per share income distribution shown for the Class N, Class I and Class Z represents income derived primarily from foreign currency gains. (See Note 1(i) in the Notes to Financial Statements.)
[11]	Includes non-routine extraordinary expenses amounting to 0.026%, 0.023% and 0.026% of average net assets for the Class N, Class I and Class Z, respectively.
[12]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.11, and $0.17 for AMG FQ Tax-Managed U.S. Equity Fund’s Class N and Class I, respectively.
[13]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.10 and $0.13 for AMG FQ Tax-Managed U.S. Equity Fund’s Class N and Class I shares, respectively, $0.05 and $0.06 for AMG FQ U.S. Equity Fund’s Class N and Class I shares, respectively.
[14]	Not annualized.
[15]	Annualized.

33

Notes to Financial Statements (unaudited)

April 30, 2017

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are AMG FQ Tax-Managed U.S. Equity Fund (“Tax-Managed”), AMG FQ U.S. Equity Fund (“U.S. Equity”) and AMG FQ Global Risk-Balanced Fund (“Global Risk-Balanced”), each a “Fund” and collectively, the “Funds.”

Each Fund offers different classes of shares, which, effective October 1, 2016, were renamed. Both Tax-Managed and U.S. Equity previously offered Investor Class and Institutional Class shares which were renamed to Class N and Class I, respectively, and Global Risk-Balanced previously offered Investor Class, Service Class and Institutional Class shares which were renamed to Class N, Class I and Class Z, respectively. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities, including option contracts, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each

34

Notes to Financial Statements (continued)

business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively, the “AMG Funds family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized gains and losses, the common expenses of each Fund and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to foreign currency transactions and partnership investments. Temporary differences are due to wash sales, mark-to-market of open futures and options contracts, and partnership investments.

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of October 31, 2016 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

35

Notes to Financial Statements (continued)

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of April 30, 2017, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss
	Carryover Amounts		Expires
Fund	Short-Term	Long-Term	October 31,
Tax-Managed
(Pre-Enactment)	$10,206,471	—	2017
Global Risk-Balanced
(Pre-Enactment)	$10,671,887	—	2017
(Post-Enactment)	—	$1,045,190	n/a

As of April 30, 2017, U.S. Equity had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended October 31, 2017, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended April 30, 2017 (unaudited) and the fiscal year ended October 31, 2016, the capital stock transactions by class for the Funds were as follows:

	Tax-Managed				U.S. Equity
	2017		2016		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	124,767	$3,228,848	773,683	$18,647,674	47,694	$791,158	170,424	$2,644,172
Reinvestment of distributions	6,514	169,637	4,973	118,866	84,614	1,376,258	187,889	2,929,401
Cost of shares repurchased	(304,711)	(7,948,926)	(846,136)	(19,908,285)	(512,755)	(8,517,656)	(487,422)	(7,577,438)

Net decrease	(173,430)	$(4,550,441)	(67,480)	$(1,141,745)	(380,447)	$(6,350,240)	(129,109)	$(2,003,865)

Class I:
Proceeds from sale of shares	91,089	$2,402,741	453,344	$10,888,592	11,112	$180,598	12,902	$200,919
Reinvestment of distributions	25,709	668,681	13,960	333,366	118,496	1,925,561	240,195	3,739,009
Cost of shares repurchased	(251,897)	(6,666,697)	(564,521)	(13,335,048)	(195,174)	(3,214,146)	(221,153)	(3,457,174)

Net increase (decrease)	(135,099)	$(3,595,275)	(97,217)	$(2,113,090)	(65,566)	$(1,107,987)	31,944	$482,754

36

Notes to Financial Statements (continued)

	Global Risk-Balanced
	2017		2016
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	30,203	$423,112	210,314	$2,989,647
Reinvestment of distributions	1,495	20,489	1,905	23,635
Cost of shares repurchased	(149,603)	(2,068,993)	(105,117)	(1,408,008)

Net increase (decrease)	(117,905)	$(1,625,392)	107,102	$1,605,274

Class I:
Proceeds from sale of shares	94,692	$1,350,348	479,120	$6,822,060
Reinvestment of distributions	8,435	115,642	2,428	30,202
Cost of shares repurchased	(30,671)	(439,520)	(91,854)	(1,209,004)

Net increase	72,456	$1,026,470	389,694	$5,643,258

Class Z:
Proceeds from sale of shares	51,583	$730,375	77,330	$1,039,167
Reinvestment of distributions	66,271	911,253	95,727	1,192,757
Cost of shares repurchased	(356,490)	(5,040,401)	(845,740)	(11,062,666)

Net decrease	(238,636)	$(3,398,773)	(672,683)	$(8,830,742)

At April 30, 2017, certain unaffiliated shareholders of record, including omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Tax-Managed - one owns 24% and Global Risk-Balanced - one owns 11%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and joint third-party repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2017, the market value of Repurchase Agreements outstanding for Tax-Managed, U.S. Equity and Global Risk-Balanced were $1,530,717, $1,221,088 and $9,885,705, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

Global Risk-Balanced invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

37

Notes to Financial Statements (continued)

Realized gains in certain countries may be subject to foreign taxes at the Fund level, and would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by First Quadrant, L.P. (“First Quadrant”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in First Quadrant.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. Effective October 1, 2016, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Tax-Managed	0.70%
U.S. Equity	0.35%
Global Risk-Balanced	0.60%

Prior to October 1, 2016, the annual rate for the investment management fees was 0.85%, 0.35% and 0.60% of each Fund’s average daily net assets of Tax-Managed, U.S. Equity and Global Risk-Balanced, respectively.

The Investment Manager has contractually agreed, through at least March 1, 2018, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Tax-Managed, U.S. Equity and Global Risk-Balanced to 0.89%, 0.69% and 0.89%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. Prior to February 27, 2017, the expense cap was 0.79% of average daily net assets for U.S. Equity. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund, fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements to exceed the contractual expense limitation amount.

At April 30, 2017, each Fund’s expiration of recoupment is as follows:

Expiration Period	Tax-Managed	U.S. Equity	Global Risk-Balanced
Less than 1 year*	$22,823	—	$107,181
Within 2 years	91,548	$19,369	101,672
Within 3 years	109,705	21,004	71,757

Total Amount Subject to Recoupment	$224,076	$40,373	$280,610

*	A portion of this represents the expiration amount through the fiscal year ended October 31, 2017 of $9,228, $0 and $43,799, respectively.

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund as further described in each Fund’s prospectus. Effective October 1, 2016, each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service. Prior to October 1, 2016, U.S. Equity and Global Risk-Balanced paid an administration fee under a similar contract at an annual rate of 0.25% of the Fund’s average daily net assets while Tax-Managed did not pay an administration fee.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares.

For U.S. Equity and Global Risk-Balanced Class N and Class I, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to each financial intermediary, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services.

38

Notes to Financial Statements (continued)

The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net asset value as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2017, were as follows:

	Maximum	Actual
	Amount	Amount
Fund	Approved	Incurred
U.S. Equity
Class N	0.10%	0.00%
Class I	0.10%	0.00%
Global Risk-Balanced
Class N*	0.15%	0.22%
Class I	0.15%	0.15%

*	Effective February 27, 2017, the maximum annual rate was decreased to 0.15% from 0.25%.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended April 30, 2017, the following Funds lent to other Funds in the AMG Funds family: Global Risk-Balanced lent $1,770,342 for four days earning interest of $211 and U.S. Equity lent $1,025,933 for one day earning interest of $50. The interest amount is included in the Statement of Operations as interest income. At April 30, 2017, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2017, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Tax-Managed	$34,326,252	$42,567,354
U.S. Equity	47,007,392	57,401,403
Global Risk-Balanced	11,362,653	12,088,849

The Funds had no purchases or sales of U.S Government Obligations during the six months ended April 30, 2017.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At April 30, 2017, the value of the securities loaned and cash collateral received, were as follows:

	Securities	Cash Collateral
Fund	Loaned	Received
Tax-Managed	$1,477,541	$1,530,717
U.S. Equity	1,151,396	1,221,088
Global Risk-Balanced	9,636,687	9,855,705

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future

39

Notes to Financial Statements (continued)

claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions may have a similar effect on a Fund’s net asset value as if a Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, a Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why certain Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position and results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to the Schedules of Portfolio Investments. For the six months ended April 30, 2017, the average quarterly balances of derivative financial instruments outstanding were as follows:

	U.S.	Global
	Equity	Risk-Balanced
Financial futures contracts:
Average number of contracts purchased	2	952
Average notional value of contracts purchased	$225,837	$70,485,874
Options:
Average value of option contracts purchased	$253,420	$319,670
Average value of option contracts written	$256,856	$360,191

8. FUTURES CONTRACTS

U.S. Equity entered into equity index futures contracts with the objective of maintaining exposure to equity stock markets while maintaining liquidity. Global Risk-Balanced entered into futures contracts, including futures contracts on fixed-income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices). U.S. Equity and Global Risk-Balanced purchased and sold futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Variation margin payments are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. For over-the-counter (“OTC”) futures, daily variation margin payments are not required. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

9. OPTIONS

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. U.S. Equity and Global Risk-Balanced, as writer of written options, bears the risk of an unfavorable change in the market value of the instrument underlying the written option. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

10. EXCHANGE TRADED NOTES

Global Risk-Balanced invests in Exchange Traded Notes (“ETNs”). ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. There are no periodic interest payments, and principal is not protected. The Fund could lose some or all of the amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays the Fund a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s fee. ETNs are subject to the risk of a breakdown in the futures markets that they use. As a means to obtain commodity exposure, the Fund invests in ETNs linked to commodity indices. The Fund may be exposed to a wide variety of commodity sectors, including, without limitation, agriculture, livestock, base/industrial metals, oil, energy and precious metals. Commodity prices, and the value of stocks of companies exposed to commodities, can be extremely volatile and are affected by a wide range of factors.

11. MARKET, CREDIT AND COUNTERPARTY RISKS

In the normal course of business, Global Risk-Balanced invests in securities and enters into transactions where risks exist due to market fluctuations and is exposed to credit risk with parties with whom it trades (issuers or counterparties). Market prices of investments held by the Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or

40

Notes to Financial Statements (continued)

companies. The Fund may be exposed to credit or counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default or not perform under the contract. The Fund minimizes credit risk and counterparty risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

The Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and the respective counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of the ISDA Master Agreement, which requires accelerated settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

12. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program, Repurchase Agreements and derivative instruments, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements and derivative instruments that are subject to a master netting agreement as of April 30, 2017:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of Assets
	Presented in the Statement	Financial Instruments	Cash Collateral
Fund	of Assets and Liabilities	Collateral	Received	Net Amount
Tax-Managed
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Nomura Securities International, Inc.	530,717	530,717	—	—

Total	$1,530,717	$1,530,717	—	—

U.S. Equity
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Nomura Securities International, Inc.	221,088	221,088	—	—

Total	$1,221,088	$1,221,088	—	—

Global Risk-Balanced
BNP Paribas Securities Corp.	$2,340,809	$2,340,809	—	—
Cantor Fitzgerald Securities, Inc.	2,340,809	2,340,809	—	—
Citigroup Global Markets, Inc.	2,340,809	2,340,809	—	—
Deutsche Bank Securities, Inc.	492,469	492,469	—	—
Nomura Securities International, Inc.	2,340,809	2,340,809	—	—

Total	$9,855,705	$9,855,705	—	—

41

Notes to Financial Statements (continued)

13. REGULATORY UPDATES

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. Management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

14. SUBSEQUENT EVENTS

Effective on or about August 15, 2017, the Fund’s name is changing from AMG FQ U.S. Equity Fund to AMG FQ Long-Short Equity Fund, and the Fund will engage in short sales as part of its principal investment strategies.

The Funds have determined that no other material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300, Greenwich, CT 06830

(800) 835-3879

SUBADVISOR

First Quadrant, L.P.

800 E. Colorado Boulevard, Suite 900 Pasadena, CA 91101

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com  |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Select Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond AMG GW&K Municipal Bond AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, Inc.

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P. Next Century Growth Investors LLC RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe Focused Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

SAR016-0417	| www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2017

AMG Frontier Small Cap Growth Fund

Class N: MSSVX     |     Class I: MSSCX     |     Class Z: MSSYX

AMG TimesSquare All Cap Growth Fund

Class N: MTGVX     |     Class S: MTGSX     |     Class I: MTGIX     |     Class Z: MTGZX

AMG Managers Emerging Opportunities Fund

Class N: MMCFX     |     Class I: MIMFX

AMG Managers CenterSquare Real Estate Fund

Class N: MRESX     |     Class I: MRASX     |     Class Z: MREZX

AMG GW&K Core Bond Fund

Class N: MBGVX     |     Class I: MBDFX     |     Class Z: MBDLX

www.amgfunds.com |	SAR021-0417

AMG Funds

Semi-Annual Report—April 30, 2017 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	4

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Frontier Small Cap Growth Fund	6
AMG TimesSquare All Cap Growth Fund	9
AMG Managers Emerging Opportunities Fund	11
AMG Managers CenterSquare Real Estate Fund	17
AMG GW&K Core Bond Fund	19

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	22

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	25
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	27
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	28
Detail of changes in assets for the past two fiscal periods

Financial Highlights	30
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Highlights	39

Notes to Financial Statements	40
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Period Ended April 30, 2017	Expense Ratio for the Period	Beginning Account Value 11/01/16	Ending Account Value 04/30/17	Expenses Paid During the Period*
AMG Frontier Small Cap Growth Fund
Class N
Based on Actual Fund Return	1.52%	$1,000	$1,156	$8.13
Hypothetical (5% return before expenses)	1.52%	$1,000	$1,017	$7.60

Class I
Based on Actual Fund Return	1.20%	$1,000	$1,159	$6.42
Hypothetical (5% return before expenses)	1.20%	$1,000	$1,019	$6.01

Class Z
Based on Actual Fund Return	1.05%	$1,000	$1,159	$5.62
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.26
AMG TimesSquare All Cap Growth Fund
Class N
Based on Actual Fund Return	1.23%	$1,000	$1,174	$6.63
Hypothetical (5% return before expenses)	1.23%	$1,000	$1,019	$6.16

Class S
Based on Actual Fund Return	0.86%	$1,000	$1,176	$4.64
Hypothetical (5% return before expenses)	0.86%	$1,000	$1,021	$4.31

Class I
Based on Actual Fund Return	0.78%	$1,000	$1,177	$4.21
Hypothetical (5% return before expenses)	0.78%	$1,000	$1,021	$3.91

Class Z**
Based on Actual Fund Return	0.69%	$1,000	$1,038	$1.21
Hypothetical (5% return before expenses)	0.69%	$1,000	$1,021	$3.46
AMG Managers Emerging Opportunities Fund
Class N
Based on Actual Fund Return	1.43%	$1,000	$1,173	$7.70
Hypothetical (5% return before expenses)	1.43%	$1,000	$1,018	$7.15

Class I
Based on Actual Fund Return	1.18%	$1,000	$1,175	$6.36
Hypothetical (5% return before expenses)	1.18%	$1,000	$1,019	$5.91
AMG Managers CenterSquare Real Estate Fund
Class N
Based on Actual Fund Return	1.08%	$1,000	$1,029	$5.43
Hypothetical (5% return before expenses)	1.08%	$1,000	$1,019	$5.41

Class I**
Based on Actual Fund Return	0.83%	$1,000	$969	$1.41
Hypothetical (5% return before expenses)	0.83%	$1,000	$1,021	$4.16

Class Z**
Based on Actual Fund Return	0.83%	$1,000	$969	$1.41
Hypothetical (5% return before expenses)	0.83%	$1,000	$1,021	$4.16

About Your Fund’s Expenses

(continued)

Period Ended April 30, 2017	Expense Ratio for the Period	Beginning Account Value 11/01/16	Ending Account Value 04/30/17	Expenses Paid During the Period*
AMG GW&K Core Bond Fund
Class N
Based on Actual Fund Return	0.88%	$1,000	$989	$4.34
Hypothetical (5% return before expenses)	0.88%	$1,000	$1,020	$4.41

Class I
Based on Actual Fund Return	0.55%	$1,000	$990	$2.71
Hypothetical (5% return before expenses)	0.55%	$1,000	$1,022	$2.76

Class Z
Based on Actual Fund Return	0.48%	$1,000	$991	$2.37
Hypothetical (5% return before expenses)	0.48%	$1,000	$1,022	$2.41

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.
**	Commenced operations on February 27, 2017 and as such, the expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (63), then divided by 365.

Fund Performance (unaudited)

Periods ended April 30, 2017

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2017.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Frontier Small Cap Growth Fund[2,4,8]
Class N	15.64%	21.30%	9.32%	—	10.60%	01/01/10
Class I	15.88%	21.69%	9.61%	6.65%	7.20%	09/24/97
Class Z	15.91%	21.87%	9.86%	—	11.13%	01/01/10

Russell 2000® Growth Index[16]	18.48%	24.06%	12.89%	7.97%	5.76%	09/24/97	†
AMG TimesSquare All Cap Growth Fund[2,4,5,7,8,9,10]
Class N	17.44%	21.82%	11.98%	—	12.78%	07/30/10
Class S	17.63%	22.25%	12.40%	—	13.24%	07/30/10
Class I	17.70%	22.42%	12.52%	—	13.30%	07/30/10
Class Z	—	—	—	—	3.78%	02/24/17

Russell 3000® Growth Index[17]	15.47%	19.83%	13.79%	8.80%	15.46%	07/30/10	†
AMG Managers Emerging Opportunities Fund[2,3,9,10]
Class N	17.28%	26.71%	12.40%	7.67%	12.72%	06/30/94
Class I	17.47%	27.01%	12.71%	—	16.97%	10/01/11

Russell Microcap® Index[18]	18.35%	25.03%	12.99%	5.37%	6.96%	06/01/05
Russell 2000® Index[19]	18.37%	25.63%	12.95%	7.05%	9.49%	06/30/94	†
AMG Managers CenterSquare Real Estate Fund[2,6,7,9,10]
Class N	2.93%	4.01%	8.94%	5.67%	9.03%	12/31/97
Class I	—	—	—	—	(3.12)%	02/24/17
Class Z	—	—	—	—	(3.12)%	02/24/17

Dow Jones U.S. Select REIT Index[20]	2.75%	4.01%	8.75%	4.20%	9.13%	12/31/97	†
S&P 500 Index[21]	13.32%	17.92%	13.68%	7.15%	6.74%	12/31/97	†
AMG GW&K Core Bond[2,11,12,13,14,15]
Class N	(1.08)%	0.25%	—	—	1.26%	05/08/15
Class I	(1.01)%	0.59%	2.33%	5.07%	6.02%	04/30/93
Class Z	(0.88)%	0.66%	—	—	1.67%	05/08/15

Bloomberg Barclays U.S. Aggregate Bond Index[22]	(0.67)%	0.83%	2.27%	4.30%	5.42%	04/30/93	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
†	Date reflects the inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2017. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information, and reliance on a limited number of products.
[4]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.
[5]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[6]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.
[7]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[8]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Fund Performance (continued)

[9]	Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.
[10]	Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
[11]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[12]	Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.
[13]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[14]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[15]	Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.
[16]	The Russell 2000® Growth Index measures the performance of the Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.
[17]	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to book ratios and higher forecasted growth values. Unlike the Fund, the Russell 3000® Growth Index is unmanaged, is not available for investment and does not incur expenses.
[18]	The Russell Microcap® Index tracks the microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. Equity market and is represented by the smallest 1,000 securities in the small-cap Russell 2000® Index plus the next 1,000 securities. Unlike the Fund, the Russell Microcap® Index is unmanaged, is not available for investment and does not incur expenses.
[19]	The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment and does not incur expenses.
[20]	The Dow Jones U.S. Select REIT Index measures U.S. publicly traded real estate investment trusts. Unlike the Fund, the Dow Jones U.S. Select REIT Index is unmanaged, is not available for investment and does not incur expenses.
[21]	The S&P 500 Index is capitalization-weighted index of 500 stocks. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the S&P 500 Index is unmanaged, is not available for investment and does not incur expenses.
[22]	The Bloomberg Barclays U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

The Russell 2000® Growth Index, Russell 2000® Index, Russell 3000® Growth Index and Russell Microcap® Index are registered trademarks of the London Stock Exchange Group Companies.

The S&P 500 Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

The Dow Jones U.S. Select REIT Index is proprietary data of Standard & Poor’s Dow Jones Indices LLC, a division of McGraw-Hill Companies, Inc. All rights reserved.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Frontier Small Cap Growth Fund

Fund Snapshots (unaudited)

April 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Frontier Small Cap Growth Fund*	Russell 2000® Growth Index
Information Technology	34.2%	24.8%
Industrials	22.4%	16.0%
Health Care	18.6%	21.6%
Consumer Discretionary	9.2%	15.0%
Financials	8.0%	5.5%
Materials	2.2%	5.5%
Real Estate	2.0%	5.5%
Telecommunication Services	1.0%	0.8%
Energy	0.7%	1.5%
Utilities	0.7%	0.8%
Consumer Staples	0.0%	3.0%
Other Assets and Liabilities	1.0%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
MasTec, Inc.**	3.6%
Benefitfocus, Inc.	3.2
2U, Inc.**	2.9
Xperi Corp.	2.6
Beacon Roofing Supply, Inc.**	2.5
KAR Auction Services, Inc.**	2.3
TransUnion**	2.3
Euronet Worldwide, Inc.**	2.3
Signature Bank	2.1
Watsco, Inc.**	1.8

Top Ten as a Group	25.6%

**	Top Ten Holdings as of October 31,2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2017

	Shares	Value
Common Stocks—99.0%
Consumer Discretionary—9.2%
Bojangles’, Inc.*,1	5,228	$114,755
Boot Barn Holdings, Inc.*	5,391	57,198
Burlington Stores, Inc.*	1,006	99,513
Chuy’s Holdings, Inc.*	4,357	129,839
Dana, Inc.	4,455	86,516
Deckers Outdoor Corp.*	3,726	222,032
Fiesta Restaurant Group, Inc.*	639	15,560
Floor & Decor Holdings, Inc., Class A*	22	713
The Habit Restaurants, Inc., Class A*	4,449	84,086
IMAX Corp.*	5,808	177,144
LGI Homes, Inc.*,1	2,077	66,111
Libbey, Inc.	3,027	31,783
LKQ Corp.*	7,852	245,296
Planet Fitness, Inc., Class A	7,856	163,405
Rent-A-Center, Inc.	3,202	34,229
Tailored Brands, Inc.[1]	8,551	105,434
Total Consumer Discretionary		1,633,614
Energy—0.7%
Carrizo Oil & Gas, Inc.*,1	2,023	50,878
SM Energy Co.	3,386	76,490
Total Energy		127,368
Financials—8.0%
Argo Group International Holdings, Ltd.	4,829	318,473
Greenhill & Co., Inc.	5,864	148,359
James River Group Holdings, Ltd.	5,824	253,693
Raymond James Financial, Inc.	2,096	156,194
Signature Bank*	2,694	372,984
Webster Financial Corp.	3,394	172,449
Total Financials		1,422,152
Health Care—18.6%
Acadia Healthcare Co., Inc.*,1	2,598	113,221
ACADIA Pharmaceuticals, Inc.*,1	7,760	266,401
Alkermes PLC*	3,187	185,643
Alnylam Pharmaceuticals, Inc.*,1	2,313	123,977
Bioverativ, Inc.*	3,928	231,006
Bluebird Bio, Inc.*,1	1,025	91,174
Celldex Therapeutics, Inc.*	5,692	18,954
Clovis Oncology, Inc.*	854	49,438
DexCom, Inc.*	582	45,373

	Shares	Value
Diplomat Pharmacy, Inc.*,1	9,292	$144,955
Envision Healthcare Corp.*	2,339	131,054
HealthSouth Corp.	3,061	143,561
Insulet Corp.*	5,883	255,381
Intra-Cellular Therapies, Inc.*	1,168	16,142
Intrexon Corp.*,1	4,364	90,946
Kite Pharma, Inc.*,1	2,105	172,778
The Medicines Co.*,1	2,144	105,742
Medidata Solutions, Inc.*	2,842	185,952
MEDNAX, Inc.*	1,583	95,550
Merit Medical Systems, Inc.*	2,979	100,392
Molina Healthcare, Inc.*	901	44,861
Myriad Genetics, Inc.*,1	4,847	89,136
Pacira Pharmaceuticals, Inc.*	1,493	72,485
Penumbra, Inc.*,1	691	59,046
PTC Therapeutics, Inc.*	19,157	232,758
Sage Therapeutics, Inc.*	530	37,630
STERIS PLC	2,770	204,426
Total Health Care		3,307,982
Industrials—22.4%
A. O. Smith Corp.	5,440	293,107
American Woodmark Corp.*	1,223	112,394
Aqua Metals, Inc.*,1	1,524	25,146
Beacon Roofing Supply, Inc.*	8,863	439,339
BMC Stock Holdings, Inc.*	6,650	154,945
Caesarstone, Ltd.*	4,784	189,925
Granite Construction, Inc.	3,628	191,232
JetBlue Airways Corp.*	8,941	195,182
KAR Auction Services, Inc.	9,370	408,719
MasTec, Inc.*	14,440	637,526
Meritor, Inc.*	9,564	170,335
Swift Transportation Co.*,1	3,763	92,495
TransUnion*	10,181	407,545
Tutor Perini Corp.*,1	6,715	207,158
Watsco, Inc.	2,309	320,489
Wesco Aircraft Holdings, Inc.*	9,168	111,391
Woodward, Inc.	660	44,662
Total Industrials		4,001,590

The accompanying notes are an integral part of these financial statements.

AMG Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—34.2%
2U, Inc.*	11,435	$519,149
Benefitfocus, Inc.*,1	18,323	577,175
Blackhawk Network Holdings, Inc.*	5,633	227,855
Callidus Software, Inc.*	13,363	281,291
Conduent, Inc.*	12,168	198,460
Cornerstone OnDemand, Inc.*	1,240	48,707
Ellie Mae, Inc.*	1,057	107,560
Euronet Worldwide, Inc.*	4,881	403,268
Fortinet, Inc.*	2,685	104,715
Genpact, Ltd.	1,721	42,027
HubSpot, Inc.*	1,082	72,548
Infinera Corp.*,1	7,180	71,226
Jack Henry & Associates, Inc.	2,994	290,178
Leidos Holdings, Inc.	3,409	179,518
LogMeln, Inc.	719	81,247
MACOM Technology Solutions Holdings, Inc.*	5,717	279,447
Microsemi Corp.*	2,407	112,985
Monolithic Power Systems, Inc.	1,791	163,876
New Relic, Inc.*,1	4,912	196,382
Paylocity Holding Corp.*,1	1,699	67,009
Qorvo, Inc.*	4,134	281,236
RealPage, Inc.*	5,755	213,223
Semtech Corp.*	3,839	131,102
Synchronoss Technologies, Inc.*	2,624	41,984
TiVo Corp.	13,362	263,899
The Trade Desk, Inc., Class A*	4,682	174,873
Universal Display Corp.	2,296	205,148
Virtusa Corp.*	2,726	84,451
Workiva, Inc.*,1	4,476	75,197
Xperi Corp.	13,613	457,397
Zendesk, Inc.*	5,000	143,750
Total Information Technology		6,096,883
Materials—2.2%
Allegheny Technologies, Inc.[1]	4,456	81,768
CF Industries Holdings, Inc.	5,720	152,953
Kraton Performance Polymers Corp., Inc.*	4,836	158,186
Total Materials		392,907

	Shares	Value
Real Estate—2.0%
Healthcare Trust of America, Inc., Class A, REIT	5,439	$173,450
Physicians Realty Trust, REIT	9,721	190,920
Total Real Estate		364,370
Telecommunication Services—1.0%
Cogent Communications Holdings, Inc.	4,041	181,845
Utilities—0.7%
Portland General Electric Co.	2,668	120,967
Total Common Stocks (cost $13,058,150)		17,649,678

	Principal Amount
Short-Term Investments—12.1%
Repurchase Agreements—11.4%[2]
BNP Paribas SA, dated 04/28/17, due 05/01/17, 0.820% total to be received $42,297 (collateralized by various U.S. Government Agency Obligations, 0.000% - 2.125%, 10/31/18 - 09/09/49, totaling $43,140)	$42,294	42,294
Cantor Fitzgerald Securities, Inc., dated 04/28/17, due 05/01/17, 0.840% total to be received $1,000,070 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/30/17 - 03/20/67, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 04/28/17, due 05/01/17, 0.830% total to be received $1,000,069 (collateralized by various U.S. Government Agency Obligations, 1.950% - 9.000%, 06/01/18 - 03/20/67, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,042,294

	Shares
Other Investment Companies—0.7%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%[3]	120,524	120,524
Total Short-Term Investments (cost $2,162,818)		2,162,818
Total Investments—111.1% (cost $15,220,968)		19,812,496
Other Assets, less Liabilities—(11.1)%		(1,980,552)
Net Assets—100.0%		$17,831,944

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare All Cap Growth Fund

Fund Snapshots (unaudited)

April 30, 2017

PORTFOLIO BREAKDOWN

	AMG TimesSquare
	All Cap	Russell 3000®
Sector	Growth Fund*	Growth Index
Information Technology	44.1%	32.4%
Industrials	15.6%	11.0%
Consumer Discretionary	11.2%	20.6%
Health Care	8.7%	16.4%
Financials	8.4%	3.0%
Telecommunication Services	4.2%	0.9%
Materials	2.4%	3.7%
Energy	1.5%	0.5%
Consumer Staples	0.0%	8.5%
Real Estate	0.0%	2.9%
Utilities	0.0%	0.1%
Other Assets and Liabilities	3.9%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	%of Net Assets
Alphabet, Inc., Class C**	6.0%
Apple, Inc.**	4.6
CoStar Group, Inc.**	4.4
SBA Communications Corp.**	4.2
Microsoft Corp.	4.1
Charter Communications, Inc., Class A**	4.0
TransDigm Group, Inc.	3.6
Global Payments, Inc.	3.6
Facebook, Inc., Class A	3.6
Visa, Inc., Class A**	3.3

Top Ten as a Group	41.4%

**	Top Ten Holdings as of October 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG TimesSquare All Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2017

	Shares	Value
Common Stocks—96.1%
Consumer Discretionary—11.2%
Amazon.com, Inc.*	555	$513,369
Charter Communications, Inc., Class A*	3,129	1,080,006
Dollar Tree, Inc.*	5,300	438,681
The Home Depot, Inc.	3,460	540,106
IMAX Corp.*	15,320	467,260
Total Consumer Discretionary		3,039,422
Energy—1.5%
Range Resources Corp.	14,990	397,085
Financials—8.4%
Intercontinental Exchange, Inc.	10,090	607,418
The Progressive Corp.	21,020	834,914
S&P Global, Inc.	6,155	825,939
Total Financials		2,268,271
Health Care—8.7%
Acadia Healthcare Co., Inc.*,1	13,695	596,828
Allergan PLC	2,295	559,659
Cardinal Health, Inc.	6,865	498,330
Cigna Corp.	1,770	276,775
Vertex Pharmaceuticals, Inc.*	3,570	422,331
Total Health Care		2,353,923
Industrials—15.6%
Allegiant Travel Co.	3,315	482,001
AMETEK, Inc.	10,090	577,148
Equifax, Inc.	5,450	737,440
L3 Technologies, Inc.	3,130	537,640
On Assignment, Inc.*	17,360	898,727
TransDigm Group, Inc.	3,970	979,518
Total Industrials		4,212,474
Information Technology—44.1%
Alliance Data Systems Corp.	3,125	780,094
Alphabet, Inc., Class C*	1,800	1,630,728
Apple, Inc.	8,619	1,238,119
Booz Allen Hamilton Holding Corp.	19,020	683,389
CoStar Group, Inc.*	4,948	1,191,924
Facebook, Inc., Class A*	6,430	966,108
Fidelity National Information Services, Inc.	9,655	812,854

	Shares	Value
Global Payments, Inc.	11,900	$972,944
Intuit, Inc.	1,360	170,286
Microsoft Corp.	16,070	1,100,152
Tyler Technologies, Inc.*	1,750	286,283
The Ultimate Software Group, Inc.*,1	4,280	867,428
Visa, Inc., Class A	9,895	902,622
WNS Holdings, Ltd., ADR*	10,170	325,643
Total Information Technology		11,928,574
Materials—2.4%
Martin Marietta Materials, Inc.	2,960	651,762
Telecommunication Services—4.2%
SBA Communications Corp., REIT*	8,995	1,137,778
Total Common Stocks (cost $19,479,427)		25,989,289

	Principal Amount
Short-Term Investments—6.1%
Repurchase Agreements—4.0%[2]
Cantor Fitzgerald Securities, Inc., dated 04/28/17, due 05/01/17, 0.840% total to be received $1,000,070 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/30/17 - 03/20/67, totaling $1,020,000)	$1,000,000	1,000,000
Nomura Securities International, Inc., dated 04/28/17, due 05/01/17, 0.830% total to be received $86,675 (collateralized by various U.S. Government Agency Obligations, 1.950% - 9.000%, 06/01/18 - 03/20/67, totaling $88,402)	86,669	86,669
Total Repurchase Agreements		1,086,669

	Shares
Other Investment Companies—2.1%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%[3]	545,931	545,931
Total Short-Term Investments (cost $1,632,601)		1,632,600
Total Investments—102.2% (cost $21,112,028)		27,621,889
Other Assets, less Liabilities—(2.2)%		(584,053)
Net Assets—100.0%		$27,037,836

The accompanying notes are an integral part of these financial statements.

AMG Managers Emerging Opportunities Fund

Fund Snapshots (unaudited)

April 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Managers Emerging Opportunities Fund*	Russell Microcap® Index	Russell 2000® Index
Industrials	19.4%	12.0%	14.4%
Financials	18.1%	27.0%	19.3%
Information Technology	17.9%	13.9%	17.4%
Health Care	15.4%	19.5%	13.0%
Consumer Discretionary	15.2%	12.1%	12.4%
Materials	4.3%	2.7%	5.1%
Energy	2.7%	3.8%	3.2%
Consumer Staples	2.3%	1.8%	2.9%
Real Estate	1.4%	4.4%	7.9%
Telecommunication Services	0.8%	1.2%	0.7%
Utilities	0.7%	1.6%	3.7%
Other Assets and Liabilities	1.8%	0.0%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	%of Net Assets
Patrick Industries, Inc.**	1.9%
Universal Electronics, Inc.**	1.5
Novanta, Inc.**	1.4
Malibu Boats, Inc., Class A	1.2
Pacific Premier Bancorp, Inc.	1.2
Compass Diversified Holdings**	1.2
NV5 Global, Inc.	1.1
Five9, Inc.**	1.1
Everbridge, Inc.	1.1
LGI Homes, Inc.**	1.1

Top Ten as a Group	12.8%

**	Top Ten Holdings as of October 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2017

	Shares	Value
Common Stocks—98.2%
Consumer Discretionary—15.2%
American Outdoor Brands Corp.*,1	26,578	$588,703
Big 5 Sporting Goods Corp.	16,400	252,560
Cavco Industries, Inc.*	3,855	457,781
Century Casinos, Inc.*	11,900	97,937
Chegg, Inc.*	81,789	736,919
Citi Trends, Inc.	23,400	439,686
Culp, Inc.	5,700	182,970
Del Taco Restaurants, Inc.*	49,157	646,415
Delta Apparel, Inc.*	45,090	790,428
Destination Maternity Corp.*	20,270	69,323
Destination XL Group, Inc.*	160,546	409,392
Duluth Holdings, Inc., Class B*	16,457	364,523
Fox Factory Holding Corp.*	28,989	871,119
Grand Canyon Education, Inc.*	16,430	1,234,879
Gray Television, Inc.*	37,570	550,400
The Habit Restaurants, Inc., Class A*	38,108	720,241
Haverty Furniture Cos., Inc.	8,750	215,688
J Alexander’s Holdings, Inc.*	19,000	209,000
Johnson Outdoors, Inc., Class A	2,525	91,708
Kirkland’s, Inc.*	17,400	204,624
Kona Grill, Inc.*	19,750	112,575
Lakeland Industries, Inc.*	33,600	357,840
LGI Homes, Inc.*	55,666	1,771,849
Libbey, Inc.	30,530	320,565
Lifetime Brands, Inc.	15,000	288,000
Malibu Boats, Inc., Class A*	85,998	1,981,394
The Marcus Corp.	13,025	440,245
Marine Products Corp.	18,300	218,868
MarineMax, Inc.*	34,093	693,793
MCBC Holdings, Inc.	12,000	201,000
Monarch Casino & Resort, Inc.*	9,700	285,859
Potbelly Corp.*	22,800	318,060
Red Robin Gourmet Burgers, Inc.*	4,620	271,425
Rocky Brands, Inc.	5,725	81,295
Ruth’s Hospitality Group, Inc.	23,800	473,620
Salem Media Group, Inc.	69,881	534,590
Shoe Carnival, Inc.	19,500	494,715
SodaStream International, Ltd.*	8,620	468,842
Spartan Motors, Inc.	9,700	80,025

	Shares	Value
Stoneridge, Inc.*	21,600	$423,576
Superior Uniform Group, Inc.	22,080	402,739
Tandy Leather Factory, Inc.*	72,200	631,750
Tower International, Inc.	14,700	398,370
UCP, Inc., Class A*	9,800	112,210
Unifi, Inc.*	9,700	272,279
Universal Electronics, Inc.*	36,405	2,522,866
West Marine, Inc.*	20,500	224,680
William Lyon Homes, Class A*	16,029	352,638
Wingstop, Inc.[1]	15,550	457,636
ZAGG, Inc.*	79,897	567,269
Zoe’s Kitchen, Inc.*	12,424	224,253
Total Consumer Discretionary		25,119,122
Consumer Staples—2.3%
Calavo Growers, Inc.[1]	3,996	262,138
Farmer Bros. Co.*	11,200	397,600
John B Sanfilippo & Son, Inc.	11,820	868,770
Landec Corp.*	39,930	549,038
Medifast, Inc.	8,800	407,616
MGP Ingredients, Inc.[1]	8,565	448,463
Omega Protein Corp.	11,700	235,755
Primo Water Corp.*	57,980	694,021
Total Consumer Staples		3,863,401
Energy—2.7%
Callon Petroleum Co.*	61,880	732,659
Dawson Geophysical Co.*	64,459	324,229
Era Group, Inc.*	17,100	217,341
GasLog, Ltd.[1]	39,716	556,024
Gulf Island Fabrication, Inc.	32,691	325,275
Gulfport Energy Corp.*	24,440	388,107
Matrix Service Co.*	10,200	119,850
Natural Gas Services Group, Inc.*	13,900	380,860
Pioneer Energy Services Corp.*	42,992	131,126
Ring Energy, Inc.*	65,220	782,640
Smart Sand, Inc.*,1	44,816	545,859
Total Energy		4,503,970
Financials—18.1%
Access National Corp.[1]	4,400	124,652
American National Bankshares, Inc.	5,700	218,880
AMERISAFE, Inc.	21,910	1,260,920

The accompanying notes are an integral part of these financial statements.

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials—18.1% (continued)
Arrow Financial Corp.	7,606	$260,506
Atlas Financial Holdings, Inc.*	25,810	334,240
Bank Mutual Corp.	21,300	195,960
Bank of Marin Bancorp	2,900	183,135
Blue Capital Reinsurance Holdings, Ltd.	13,600	257,040
Bridge Bancorp, Inc.	9,159	332,014
Bryn Mawr Bank Corp.	12,886	552,809
Capstar Financial Holdings, Inc.*	16,973	299,404
CenterState Banks, Inc.	51,032	1,287,537
Charter Financial Corp.	6,100	111,935
CoBiz Financial, Inc.	46,080	757,094
Compass Diversified Holdings[1]	113,160	1,906,746
Crawford & Co., Class B1	23,500	256,385
Diamond Hill Investment Group, Inc.	1,900	384,085
Farmers Capital Bank Corp.	2,800	116,200
Farmers National Banc Corp.	7,000	100,100
Federal Agricultural Mortgage Corp., Class C	7,300	416,465
First Bancorp	41,170	1,236,747
First Community Bancshares, Inc.	7,600	201,096
First Defiance Financial Corp.	10,400	557,856
First Financial Corp.	7,900	385,520
First Interstate BancSystem, Inc., Class A	8,208	309,852
Flushing Financial Corp.	14,350	423,038
German American Bancorp, Inc.[1]	25,305	832,028
Greenhill & Co., Inc.	25,402	642,671
Hallmark Financial Services, Inc.*	7,900	83,029
Hamilton Lane, Inc., Class A*	11,889	222,562
HCI Group, Inc.	4,100	195,529
Heritage Commerce Corp.	11,704	167,133
Heritage Financial Corp.	40,757	1,075,985
Home Bancorp, Inc.	3,000	111,420
Independent Bank Corp.	23,300	519,590
Independent Bank Group, Inc.	7,733	465,140
Kingstone Cos, Inc.	17,268	258,157
Kinsale Capital Group, Inc.	20,446	739,327
Lakeland Bancorp, Inc.	17,577	341,873
Live Oak Bancshares, Inc.	15,255	368,408
MainSource Financial Group, Inc.	9,500	324,900
Marlin Business Services Corp.	9,400	239,230
Mercantile Bank Corp.	27,020	908,683

	Shares	Value
Meta Financial Group, Inc.	2,931	$248,842
Midland States Bancorp, Inc.	5,700	196,650
NewStar Financial, Inc.	11,200	120,288
NMI Holdings, Inc., Class A*	102,577	1,189,893
Northrim BanCorp, Inc.	25,876	828,032
Old Second Bancorp, Inc.	27,600	331,200
Pacific Premier Bancorp, Inc.*	52,486	1,918,363
Piper Jaffray Cos.	10,377	649,600
Preferred Bank	29,130	1,543,599
Regional Management Corp.*	19,800	392,634
Riverview Bancorp, Inc.	16,200	117,612
Sierra Bancorp	3,800	95,266
Southwest Bancorp, Inc.	7,100	184,245
State Bank Financial Corp.	22,900	615,094
State National Cos, Inc.	14,200	208,314
Territorial Bancorp, Inc.	6,125	189,569
TriState Capital Holdings, Inc.*	12,300	306,270
Triumph Bancorp, Inc.*	10,900	244,160
United Community Financial Corp.	21,900	187,026
Waterstone Financial, Inc.	16,300	309,700
West Bancorporation, Inc.	4,825	112,422
Total Financials		29,954,660
Health Care—15.4%
Acceleron Pharma, Inc.*	7,349	242,664
Achaogen, Inc.*,1	18,600	447,888
Addus HomeCare Corp.*	8,700	295,365
AxoGen, Inc.*,1	67,475	823,195
BioSpecifics Technologies Corp.*	11,600	658,068
BioTelemetry, Inc.*	9,900	325,710
Blueprint Medicines Corp.*	30,767	1,433,127
Calithera Biosciences, Inc.*	24,670	267,670
Cardiovascular Systems, Inc.*	24,085	719,419
Chembio Diagnostics, Inc.*	12,700	79,375
Clovis Oncology, Inc.*	9,251	535,540
Coherus Biosciences, Inc.*,1	18,817	361,286
Corcept Therapeutics, Inc.*,1	67,881	647,585
Enzo Biochem, Inc.*	26,900	236,720
Epizyme, Inc.*,1	15,361	277,266
Exactech, Inc.*	21,540	638,661
Five Prime Therapeutics, Inc.*	4,864	169,559

The accompanying notes are an integral part of these financial statements.

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care—15.4% (continued)
Foundation Medicine, Inc.*	19,227	$682,558
Genomic Health, Inc.*	14,948	491,191
Glaukos Corp.*	29,281	1,391,726
Global Blood Therapeutics, Inc.*,1	11,958	346,184
Heska Corp.*	2,000	216,500
Inogen, Inc.*	12,317	1,020,956
iRhythm Technologies, Inc.*,1	38,673	1,364,770
IRIDEX Corp.*	17,075	194,655
K2M Group Holdings, Inc.*	23,923	529,894
Lantheus Holdings, Inc.*	15,700	204,100
LeMaitre Vascular, Inc.	15,900	473,025
Loxo Oncology, Inc.*	15,210	700,573
Mazor Robotics, Ltd., ADR*	4,965	177,002
National Research Corp., Class A	5,800	143,840
NeoGenomics, Inc.*	99,850	753,868
NxStage Medical, Inc.*	9,679	289,305
OraSure Technologies, Inc.*	38,000	498,180
Pacific Biosciences of California, Inc.*,1	72,809	286,867
The Providence Service Corp.*	9,500	418,000
Repligen Corp.*	16,363	601,995
Sage Therapeutics, Inc.*	4,711	334,481
Spark Therapeutics, Inc.*,1	7,217	418,369
The Spectranetics Corp.*	26,327	752,952
Streamline Health Solutions, Inc.*	53,341	75,744
Surmodics, Inc.*	13,030	297,736
Tactile Systems Technology, Inc.*,1	39,866	751,474
Tivity Health, Inc.*	23,745	797,832
U.S. Physical Therapy, Inc.	16,386	1,074,922
Utah Medical Products, Inc.	1,500	93,900
Versartis, Inc.*	20,909	384,726
ViewRay, Inc.*	69,274	477,991
Vocera Communications, Inc.*	12,600	319,536
Xencor, Inc.*	29,484	756,854
Total Health Care		25,480,804
Industrials—19.4%
ACCO Brands Corp.*	96,633	1,377,020
Air Transport Services Group, Inc.*	41,078	755,424
Alamo Group, Inc.	5,159	407,871
ArcBest Corp.	14,900	394,105
AZZ, Inc.	21,270	1,255,994

	Shares	Value
Blue Bird Corp.*	12,800	$238,080
Builders FirstSource, Inc.*	28,307	453,195
Casella Waste Systems, Inc., Class A*	55,447	834,477
Celadon Group, Inc.	50,408	199,112
Columbus McKinnon Corp.	65,420	1,709,425
Covenant Transportation Group, Inc., Class A*	41,252	772,650
CRA International, Inc.	11,750	445,795
Ducommun, Inc.*	26,580	781,186
DXP Enterprises, Inc.*	19,623	715,847
Ennis, Inc.	52,260	919,776
Gencor Industries, Inc.*	16,249	269,733
Global Brass & Copper Holdings, Inc.	12,000	427,800
GP Strategies Corp.*	5,700	154,470
The Greenbrier Cos., Inc.[1]	19,197	834,110
Heidrick & Struggles International, Inc.	11,403	245,164
Heritage-Crystal Clean, Inc.*	13,500	203,175
Hudson Technologies, Inc.*	111,390	790,869
Hurco Cos., Inc.	2,700	78,300
Insteel Industries, Inc.	22,350	778,004
Interface, Inc.	15,020	298,898
Kadant, Inc.	3,400	211,310
Kornit Digital, Ltd.*,1	72,755	1,462,376
Limbach Holdings, Inc.*	18,840	238,514
Lydall, Inc.*	16,312	854,749
Manitex International, Inc.*,1	30,419	225,101
Marten Transport, Ltd.	25,482	631,954
Mercury Systems, Inc.*	9,217	344,531
NCI Building Systems, Inc.*	23,619	413,332
Neff Corp., Class A*	68,184	1,200,038
NN, Inc.	58,235	1,607,286
NV5 Global, Inc.*,1	46,218	1,788,637
Old Dominion Freight Line, Inc.	2,645	234,135
Orion Group Holdings, Inc.*	29,800	224,990
Patrick Industries, Inc.*	43,748	3,108,295
PGT, Inc.*	51,610	562,549
Radiant Logistics, Inc.*	118,710	712,260
Sparton Corp.*	4,570	101,774
Sterling Construction Co., Inc.*	31,200	296,712
Sun Hydraulics Corp.	1,810	70,300
Supreme Industries, Inc., Class A	20,340	407,614

The accompanying notes are an integral part of these financial statements.

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—19.4% (continued)
Titan International, Inc.	58,300	$624,393
TPI Composites, Inc.*,1	29,130	572,404
Universal Logistics Holdings, Inc.	5,000	69,750
Vectrus, Inc.*	22,300	567,312
YRC Worldwide, Inc.*	17,600	187,616
Total Industrials		32,058,412
Information Technology—17.9%
8x8, Inc.*	58,299	848,250
Alarm.com Holdings, Inc.*	14,739	480,639
Alpha & Omega Semiconductor, Ltd.*	11,200	185,360
Alteryx, Inc., Class A*,1	21,306	340,683
American Software, Inc., Class A	27,550	302,224
Applied Optoelectronics, Inc.*	14,505	716,402
Aspen Technology, Inc.*	11,890	731,116
Bel Fuse, Inc., Class B	9,500	229,900
Blackline, Inc.*,1	8,089	265,885
Calix, Inc.*	23,800	159,460
Carbonite, Inc.*	5,800	125,280
CEVA, Inc.*	20,790	748,440
Control4 Corp.*	67,178	1,135,308
CTS Corp.	13,200	291,720
CYREN, Ltd.*	60,790	127,659
DHI Group, Inc.*	86,800	334,180
Digi International, Inc.*	22,583	280,029
ePlus, Inc.*	6,000	427,500
Everbridge, Inc.*,1	76,590	1,777,654
Fabrinet*	9,363	324,615
Five9, Inc.*	97,864	1,785,529
Glu Mobile, Inc.*	43,380	100,208
Guidance Software, Inc.*	14,000	84,700
The Hackett Group, Inc.	20,300	402,549
Impinj, Inc.*,1	13,027	488,252
Information Services Group, Inc.*	61,800	194,670
Inphi Corp.*,1	5,695	235,887
Materialise N.V., ADR*,4	24,588	270,714
MaxLinear, Inc.*	15,412	428,916
Mimecast, Ltd.*	20,500	495,485
MINDBODY, Inc., Class A*,1	53,730	1,523,245
Mitek Systems, Inc.*,1	92,360	808,150
Nanometrics, Inc.*	6,500	205,108

	Shares	Value
Napco Security Technologies, Inc.*	9,500	$100,700
NCI, Inc., Class A*	13,400	198,990
Novanta, Inc.*	80,910	2,269,526
NVE Corp.	3,600	293,076
Oclaro, Inc.*,1	53,611	429,424
PC Connection, Inc.	24,146	693,956
Points International, Ltd.*,1	14,900	132,461
PROS Holdings, Inc.*	11,295	278,422
Q2 Holdings, Inc.*	28,174	1,074,838
QAD, Inc., Class A	3,500	105,700
Quotient Technology, Inc.*	37,113	404,532
Radisys Corp.*	68,700	275,487
Rogers Corp.*	1,313	135,160
Sapiens International Corp. N.V.	76,070	902,190
ShoreTel, Inc.*	56,900	372,695
Talend, S.A., ADR*,1	45,623	1,362,759
Tangoe, Inc.*,1	19,590	125,768
TechTarget, Inc.*	63,339	585,886
TESSCO Technologies, Inc.	53,460	748,440
Tyler Technologies, Inc.*	5,900	965,181
USA Technologies, Inc.*,1	141,266	692,203
Vishay Precision Group, Inc.*	16,380	281,736
Xactly Corp.*	12,405	143,898
Xplore Technologies Corp.*	66,392	134,112
Total Information Technology		29,562,857
Materials—4.3%
Ferro Corp.*	31,718	568,387
FutureFuel Corp.	29,480	455,761
Koppers Holdings, Inc.*	28,020	1,189,449
Materion Corp.	10,125	385,256
Myers Industries, Inc.	27,300	444,990
OMNOVA Solutions, Inc.*	139,081	1,321,270
Ryerson Holding Corp.*	46,532	637,488
SunCoke Energy, Inc.*	7,230	66,299
Universal Stainless & Alloy Products, Inc.*	45,060	813,333
US Concrete, Inc.*,1	20,236	1,254,632
Total Materials		7,136,865
Real Estate—1.4%
Community Healthcare Trust, Inc., REIT	47,570	1,175,930
Gramercy Property Trust, REIT	8,448	234,770
LaSalle Hotel Properties, REIT	9,750	278,460

The accompanying notes are an integral part of these financial statements.

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Real Estate—1.4% (continued)
NexPoint Residential Trust, Inc., REIT	16,459	$395,180
Whitestone, REIT	25,800	323,532
Total Real Estate		2,407,872
Telecommunication Services—0.8%
Boingo Wireless, Inc.*	87,801	1,254,676
Utilities—0.7%
Connecticut Water Service, Inc.	4,000	214,680
Middlesex Water Co.	4,600	175,352
Unitil Corp.	15,610	755,992
Total Utilities		1,146,024
Total Common Stocks (cost $115,243,729)		162,488,663
Exchange Traded Funds—0.0%#
SPDR S&P Regional Banking ETF[1] (cost $10,621)	550	29,728
Short-Term Investments—8.6%
Repurchase Agreements—6.9%[2]
BNP Paribas SA, dated 04/28/17, due 05/01/17, 0.820% total to be received $861,213 (collateralized by various U.S. Government Agency Obligations, 0.000% - 2.125%, 10/31/18 - 09/09/49, totaling $878,377)	861,154	861,154
Cantor Fitzgerald Securities, Inc., dated 04/28/17, due 05/01/17, 0.840% total to be received $2,710,802 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/30/17 - 03/20/67, totaling $2,764,824)	2,710,612	2,710,612

	Principal Amount	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 04/28/17, due 05/01/17, 0.810% total to be received $2,710,795 (collateralized by various U.S. Government Agency Obligations, 3.000% - 4.500%, 09/20/42 - 04/20/45, totaling $2,764,824)	$2,710,612	$2,710,612
Nomura Securities International, Inc., dated 04/28/17, due 05/01/17, 0.830% total to be received $2,710,799 (collateralized by various U.S. Government Agency Obligations, 1.950% - 9.000%, 06/01/18 - 03/20/67, totaling $2,764,824)	2,710,612	2,710,612
State of Wisconsin Investment Board, dated 04/28/17, due 05/01/17, 1.000% total to be received $2,420,056 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $2,472,725)	2,419,854	2,419,854
Total Repurchase Agreements		11,412,844

	Shares
Other Investment Companies—1.7%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%[3]	2,908,065	2,908,065
Total Short-Term Investments (cost $14,320,909)		14,320,909
Total Investments—106.8% (cost $129,575,259)		176,839,300
Other Assets, less Liabilities—(6.8)%		(11,314,048)
Net Assets—100.0%		$165,525,252

The accompanying notes are an integral part of these financial statements.

AMG Managers CenterSquare Real Estate Fund

Fund Snapshots (unaudited)

April 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Managers CenterSquare Real Estate Fund*
REITS (Apartments)	20.6%
REITS (Office Property)	16.1%
REITS (Diversified)	12.5%
REITS (Regional Malls)	11.9%
REITS (Health Care)	8.9%
REITS (Warehouse/Industrials)	8.5%
REITS (Storage)	7.5%
REITS (Shopping Centers)	7.0%
REITS (Hotels)	6.9%
Other Assets and Liabilities	0.1%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Simon Property Group, Inc.**	7.5%
AvalonBay Communities, Inc.**	6.0
Prologis, Inc.**	5.9
Boston Properties, Inc.	4.9
Vornado Realty Trust**	4.3
CubeSmart	3.8
Public Storage**	3.7
HCP, Inc.	3.3
Douglas Emmett, Inc.	3.2
UDR, Inc.**	3.0

Top Ten as a Group	45.6%

**	Top Ten Holdings as of October 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers CenterSquare Real Estate Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2017

	Shares	Value
REITs—99.9%
Apartments—20.6%
American Homes 4 Rent, Class A	90,260	$2,080,493
Apartment Investment & Management Co.,
Class A	151,570	6,629,672
AvalonBay Communities, Inc.	111,370	21,142,481
Colony Starwood Homes	253,880	8,776,632
Education Realty Trust, Inc.	74,490	2,887,977
Equity Residential	131,910	8,518,748
Essex Property Trust, Inc.	36,100	8,825,367
Invitation Homes, Inc.*	120,950	2,606,472
UDR, Inc.	283,170	10,573,568
Total Apartments		72,041,410
Diversified—12.5%
Cousins Properties, Inc.	388,090	3,294,884
Digital Realty Trust, Inc.	32,720	3,757,565
Duke Realty Corp.	223,230	6,190,168
Equinix, Inc.	14,655	6,121,393
PS Business Parks, Inc.	20,170	2,451,462
STAG Industrial, Inc.	149,050	3,928,958
Vornado Realty Trust	158,200	15,225,168
Washington Real Estate Investment Trust	89,069	2,820,815
Total Diversified		43,790,413
Health Care—8.9%
HCP, Inc.	373,170	11,698,880
Healthcare Trust of America, Inc., Class A	72,070	2,298,312
Medical Properties Trust, Inc.	307,460	4,018,502
Ventas, Inc.	72,840	4,662,488
Welltower, Inc.	118,690	8,479,214
Total Health Care		31,157,396
Hotels—6.9%
Chesapeake Lodging Trust	89,627	2,089,205
Hilton Worldwide Holdings, Inc.	99,340	5,858,080
Host Hotels & Resorts, Inc.	507,790	9,114,830
RLJ Lodging Trust	148,670	3,194,918
Sunstone Hotel Investors, Inc.	262,540	3,909,221
Total Hotels		24,166,254
Office Property—16.1%
Alexandria Real Estate Equities, Inc.	56,260	6,329,813
Boston Properties, Inc.	135,670	17,175,822

	Shares	Value
Columbia Property Trust, Inc.	103,520	$2,329,200
Douglas Emmett, Inc.	294,550	11,095,698
Highwoods Properties, Inc.	93,810	4,773,053
Hudson Pacific Properties, Inc.	93,410	3,209,568
Mack-Cali Realty Corp.	168,930	4,569,556
Parkway, Inc.	148,703	2,996,365
SL Green Realty Corp.	37,550	3,940,122
Total Office Property		56,419,197
Regional Malls—11.9%
General Growth Properties, Inc.	477,190	10,312,076
The Macerich Co.	80,330	5,015,002
Simon Property Group, Inc.	158,790	26,241,635
Total Regional Malls		41,568,713
Shopping Centers—7.0%
Brixmor Property Group, Inc.	85,440	1,687,440
DDR Corp.	351,910	3,804,147
Kimco Realty Corp.	320,730	6,507,612
Regency Centers Corp.	130,678	8,256,236
Weingarten Realty Investors	131,090	4,295,819
Total Shopping Centers		24,551,254
Storage—7.5%
CubeSmart	526,360	13,337,962
Public Storage	61,670	12,912,465
Total Storage		26,250,427
Warehouse/Industrials—8.5%
CyrusOne, Inc.	113,390	6,195,630
First Industrial Realty Trust, Inc.	98,880	2,782,483
Prologis, Inc.	380,820	20,720,416
Total Warehouse/Industrials		29,698,529
Total REITs (cost $349,845,030)		349,643,593
Other Investment Companies—0.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%[3] (cost $1,652,299)	1,652,299	1,652,299
Total Investments—100.4% (cost $351,497,329)		351,295,892
Other Assets, less Liabilities—(0.4)%		(1,274,349)
Net Assets—100.0%		$350,021,543

The accompanying notes are an integral part of these financial statements.

AMG GW&K Core Bond Fund

Fund Snapshots (unaudited)

April 30, 2017

PORTFOLIO BREAKDOWN

Category	AMG GW&K Core Bond Fund*	Bloomberg Barclays U.S. Aggregate Bond Index®
U.S. Government and Agency
Obligations	45.7%	38.9%
Corporate Bonds and Notes	45.5%	25.1%
Municipal Bonds	7.2%	0.0%
Mortgage-Backed Securities	0.0%	30.3%
Foreign Government and Agency Obligations	0.0%	5.3%
Asset-Backed Securities	0.0%	0.4%
Other Assets and Liabilities	1.6%	0.0%

*	As a percentage of net assets.

Rating	AMG GW&K Core Bond Fund***	Bloomberg Barclays U.S. Aggregate Bond Index®
U.S. Government & Agency
Obligations	46.4%	67.3%
Aaa	1.1%	5.1%
Aa	12.0%	3.9%
A	15.2%	10.3%
Baa	24.2%	13.4%
Not Rated	1.1%	0.0%

***	As a percentage of market value of fixed-income securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
U.S. Treasury Bonds, 6.250%, 08/15/23**	7.0%
U.S. Treasury Notes, 2.000%, 11/30/22**	5.2
Wells Fargo & Co., 1.964%, 02/11/22	2.5
Apple, Inc., 1.538%, 02/09/22	2.5
FNMA, 5.000%, 02/01/34**	2.4
FNMA, 4.500%, 06/01/41**	2.4
FNMA, 4.500%, 04/01/39**	2.4
FNMA, 4.500%, 04/01/39**	2.3
Citigroup, Inc., 2.050%, 12/07/18	2.3
FNMA, 5.500%, 10/01/41**	2.2

Top Ten as a Group	31.2%

**	Top Ten Holdings as of October 31, 2016.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Core Bond Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2017

	Principal Amount	Value
Corporate Bonds and Notes—45.5%
Financials—21.0%
American Tower Corp., 3.375%, 10/15/26	$2,748,000	$2,681,875
Bank of America Corp., MTN, 3.875%, 08/01/25	6,259,000	6,424,244
Berkshire Hathaway, Inc., 3.125%, 03/15/26	5,870,000	5,926,886
Citigroup, Inc., 2.050%, 12/07/18	8,249,000	8,266,397
Crown Castle International Corp., 5.250%, 01/15/23	5,870,000	6,503,432
The Goldman Sachs Group, Inc., 6.125%, 02/15/33	5,468,000	6,700,996
JPMorgan Chase & Co., Series S, 6.750%, 08/01/2165[5,6]	4,038,000	4,559,911
Morgan Stanley, GMTN, 5.500%, 07/28/21	5,775,000	6,435,365
National Rural Utilities Cooperative Finance Corp., MTN, 3.250%, 11/01/25	4,342,000	4,412,275
US Bancorp, MTN, 2.950%, 07/15/22	7,428,000	7,542,087
Visa, Inc., 3.150%, 12/14/25	4,355,000	4,431,988
Wells Fargo & Co., 1.964%, 02/11/22[5]	9,210,000	9,267,526
Weyerhaeuser Co., 7.375%, 03/15/32	2,816,000	3,791,291
Total Financials		76,944,273
Industrials—24.5%
AbbVie, Inc., 3.200%, 11/06/22	4,351,000	4,439,673
Apple, Inc., 1.538%, 02/09/22[5]	9,015,000	9,122,540
Automatic Data Processing, Inc., 3.375%, 09/15/25	5,711,000	5,957,778
Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	3,621,000	4,675,475
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	4,050,000	4,347,760
Comcast Corp., 7.050%, 03/15/33	2,487,000	3,331,533
CSX Corp., 2.600%, 11/01/26	4,264,000	4,056,825
CVS Health Corp., 5.125%, 07/20/45	3,580,000	4,016,366
Georgia-Pacific LLC, 8.000%, 01/15/24	2,911,000	3,749,776
Host Hotels & Resorts, L.P., Series C, 4.750%, 03/01/23	4,135,000	4,419,554
International Paper Co., 3.000%, 02/15/27	6,489,000	6,194,419
Kaiser Foundation Hospitals, 3.150%, 05/01/27	3,667,000	3,682,449
McDonald’s Corp., MTN, 3.700%, 01/30/26	4,223,000	4,362,625
Microsoft Corp., 3.750%, 02/12/45	4,190,000	4,044,452
Mohawk Industries, Inc., 3.850%, 02/01/23	4,302,000	4,427,481
Molson Coors Brewing Co., 3.000%, 07/15/26	4,330,000	4,165,187
Omnicom Group, Inc., 3.600%, 04/15/26	4,365,000	4,406,673
Owens Corning, 4.200%, 12/15/22	4,275,000	4,485,655
Verizon Communications, Inc., 4.400%, 11/01/34	6,150,000	5,903,699
Total Industrials		89,789,920
Total Corporate Bonds and Notes (cost $167,432,606)		166,734,193

The accompanying notes are an integral part of these financial statements.

AMG GW&K Core Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds—7.2%
California State General Obligation, Build America Bonds, 7.550%, 04/01/39	$5,150,000	$7,604,799
Los Angeles Unified School District, 5.750%, 07/01/34	5,355,000	6,673,722
Metropolitan Transportation Authority Revenue, Build America Bonds, 6.687%, 11/15/40	3,360,000	4,483,349
New Jersey Transportation Trust Fund Authority Revenue, Build America Bonds, Series C, 5.754%, 12/15/28	4,160,000	4,384,432
Ohio Jobs Beverage System Statewide Revenue Bonds, Taxable Series B, 4.532%, 01/01/35	3,130,000	3,404,000
Total Municipal Bonds (cost $26,757,483)		26,550,302
U.S. Government and Agency Obligations—45.7%
Federal Home Loan Mortgage Corporation—4.6%
FHLMC Gold Pool,
3.500%, 11/01/25	7,794,186	8,198,417
4.000%, 05/01/26	315,365	331,890
5.000%, 07/01/41 to 07/01/44	7,482,515	8,291,467
Total Federal Home Loan Mortgage Corporation		16,821,774
Federal National Mortgage Association—25.7%
FNMA,
3.500%, 07/01/28 to 02/01/46	10,077,952	10,486,648
4.000%, 01/01/29 to 08/01/43	10,743,608	11,323,730
4.500%, 04/01/39 to 06/01/46	35,424,080	38,459,291
5.000%, 02/01/34 to 08/01/40	16,216,746	17,837,141
5.500%, 08/01/37 to 10/01/41	14,610,907	16,400,030
Total Federal National Mortgage Association		94,506,840
U.S. Government Obligations—15.4%
U.S. Treasury Bonds,
4.500%, 02/15/36	6,059,000	7,773,624
6.250%, 08/15/23	20,489,000	25,651,675
U.S. Treasury Note,
1.750%, 03/31/22	3,825,000	3,811,479
2.000%, 11/30/22	19,180,000	19,252,673
Total U.S. Government Obligations		56,489,451
Total U.S. Government and Agency Obligations (cost $168,517,067)		167,818,065

	Shares
Other Investment Companies—0.1%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%[3] (cost $387,320)	387,320	387,320
Total Investments—98.5% (cost $363,094,476)		361,489,880
Other Assets, less Liabilities—1.5%		5,381,725
Net Assets—100.0%		$366,871,605

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Frontier Small Cap Growth Fund	$15,748,648	$4,423,373	$(359,525)	$4,063,848
AMG TimesSquare All Cap Growth Fund	21,509,546	6,376,157	(263,814)	6,112,343
AMG Managers Emerging Opportunities Fund	131,777,413	49,066,624	(4,004,737)	45,061,887
AMG Managers CenterSquare Real Estate Fund	352,672,340	14,240,211	(15,616,659)	(1,376,448)
AMG GW&K Core Bond Fund	363,094,476	2,039,744	(3,644,340)	(1,604,596)

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some or all of these securities were out on loan to various brokers as of April 30, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Frontier Small Cap Growth Fund	$1,984,867	11.1%
AMG TimesSquare All Cap Growth Fund	1,072,239	4.0%
AMG Managers Emerging Opportunities Fund	11,027,757	6.7%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent, or broker. The market value of illiquid securities at April 30, 2017, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Emerging Opportunities Fund	$270,714	0.2%

[5]	Variable Rate Security. The rate listed is as of April 30, 2017, and is periodically reset subject to terms and conditions set forth in the debenture.
[6]	Perpetuity Bond. The date shown is the final call date.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

As of April 30, 2017, the securities in the AMG Managers CenterSquare Real Estate Fund were all valued using Level 1 inputs. For a detailed breakout of the REITs by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of April 30, 2017: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Frontier Small Cap Growth Fund
Investments in Securities
Common Stocks†	$17,649,678	—	—	$17,649,678
Short-Term Investments
Repurchase Agreements	—	$2,042,294	—	2,042,294
Other Investment Companies	120,524	—	—	120,524

Total Investments in Securities	$17,770,202	$2,042,294	—	$19,812,496

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare All Cap Growth Fund
Investments in Securities
Common Stocks†	$25,989,289	—	—	$25,989,289
Short-Term Investments
Repurchase Agreements	—	$1,086,669	—	1,086,669
Other Investment Companies	545,931	—	—	545,931

Total Investments in Securities	$26,535,220	$1,086,669	—	$27,621,889

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Emerging Opportunities Fund
Investments in Securities
Common Stocks†	$162,488,663	—	—	$162,488,663
Exchange Traded Funds	29,728	—	—	29,728
Short-Term Investments
Repurchase Agreements	—	$11,412,844	—	11,412,844
Other Investment Companies	2,908,065	—	—	2,908,065

Total Investments in Securities	$165,426,456	$11,412,844	—	$176,839,300

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Core Bond Fund
Investments in Securities
Corporate Bonds and Notes††	—	$166,734,193	—	$166,734,193
Municipal Bonds	—	26,550,302	—	26,550,302
U.S. Government and Agency Obligations††	—	167,818,065	—	167,818,065
Other Investment Companies	$387,320	—	—	387,320

Total Investments in Securities	$387,320	$361,102,560	—	$361,489,880

†	All common stocks held in the AMG Frontier Small Cap Growth Fund, AMG TimesSquare All Cap Growth Fund and AMG Managers Emerging Opportunities Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Fund’s Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the AMG GW&K Core Bond Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations; by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2017, the Funds had no significant transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

ETF: Exchange Traded Fund

FHLMC: Federal Home Loan Mortgage Corporation

FNMA: Federal National Mortgage Association

GMTN: Global Medium-Term Note

MTN: Medium-Term Note

REIT: Real Estate Investment Trust

SPDR: Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

April 30, 2017

	AMG Frontier Small Cap Growth Fund	AMG TimesSquare All Cap Growth Fund#	AMG Managers Emerging Opportunities Fund#	AMG Managers CenterSquare Real Estate Fund#	AMG GW&K Core Bond Fund
Assets:
Investments at value* (including securities on loan valued at $1,984,867, $1,072,239, $11,027,757, $0 and $0, respectively)	$17,770,202	$26,535,220	$165,426,456	$351,295,892	$361,489,880
Foreign currency**	—	—	—	—	499
Repurchase agreements at value***	2,042,294	1,086,669	11,412,844	—	—
Receivable for investments sold	217,613	1,425,578	704,807	2,462,661	7,584,011
Dividends, interest and other receivables	1,397	312	46,270	145,389	2,891,224
Receivable from affiliate	8,703	12,150	12,123	—	18,082
Receivable for Fund shares sold	1,458	1,757	481	465,637	263,265
Prepaid expenses	27,303	38,202	20,468	60,748	43,247
Total assets	20,068,970	29,099,888	177,623,449	354,430,327	372,290,208
Liabilities:
Payable upon return of securities loaned	2,042,294	1,086,669	11,412,844	—	—
Payable for investments purchased	137,433	291,935	291,597	3,111,312	3,671,987
Payable for Fund shares repurchased	784	624,061	106,124	856,577	1,399,062
Accrued expenses:
Investment advisory and management fees	12,131	15,427	133,592	180,866	91,567
Administrative fees	2,141	3,560	20,039	45,216	45,783
Shareholder servicing fees—Class N	21	24	27,726	74,782	17
Shareholder servicing fees—Class S	—	1,939	—	—	—
Shareholder servicing fees—Class I	1,253	127	—	—	21,030
Distribution fees—Class N	35	40	—	—	29
Professional fees	18,465	19,111	21,666	37,283	38,386
Trustees fees and expenses	295	583	2,214	7,751	5,531
Other	22,174	18,576	82,395	94,997	145,211
Total liabilities	2,237,026	2,062,052	12,098,197	4,408,784	5,418,603
Net Assets	$17,831,944	$27,037,836	$165,525,252	$350,021,543	$366,871,605
Net Assets Represent:
Paid-in capital	$11,754,758	$17,836,032	$115,035,043	$334,572,593	$370,883,945
Undistributed (distribution in excess of income) net investment income	(85,901)	(10,967)	(1,202,726)	(736,855)	106,131
Accumulated net realized gain (loss) from investments	1,571,559	2,702,910	4,428,894	16,387,242	(2,513,875)
Net unrealized appreciation (depreciation) of investments	4,591,528	6,509,861	47,264,041	(201,437)	(1,604,596)
Net Assets	$17,831,944	$27,037,836	$165,525,252	$350,021,543	$366,871,605
* Investments at cost	$13,178,674	$20,025,359	$118,162,415	$351,497,329	$363,094,476
** Foreign currency at cost	—	—	—	—	$499
*** Repurchase agreements at cost	$2,042,294	$1,086,669	$11,412,844	—	—

#	Effective February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Frontier Small Cap Growth Fund	AMG TimesSquare All Cap Growth Fund#	AMG Managers Emerging Opportunities Fund#	AMG Managers CenterSquare Real Estate Fund#	AMG GW&K Core Bond Fund
Class N:
Net Assets	$172,411	$201,787	$137,250,513	$347,262,914	$140,868
Shares outstanding	14,547	12,939	3,165,767	31,948,856	14,008
Net asset value, offering and redemption price per share	$11.85	$15.60	$43.35	$10.87	$10.06
Class S:
Net Assets	n/a	$21,575,994	n/a	n/a	n/a
Shares outstanding	n/a	1,351,312	n/a	n/a	n/a
Net asset value, offering and redemption price per share	n/a	$15.97	n/a	n/a	n/a
Class I:
Net Assets	$10,498,404	$3,194,568	$28,274,739	$2,618,223	$361,027,805
Shares outstanding	869,795	200,446	646,022	240,815	35,880,304
Net asset value, offering and redemption price per share	$12.07	$15.94	$43.77	$10.87	$10.06
Class Z:
Net Assets	$7,161,129	$2,065,487	n/a	$140,406	$5,702,932
Shares outstanding	583,404	129,641	n/a	12,918	567,051
Net asset value, offering and redemption price per share	$12.27	$15.93	n/a	$10.87	$10.06

#	Effective February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended April 30, 2017

	AMG Frontier Small Cap Growth Fund	AMG TimesSquare All Cap Growth Fund#	AMG Managers Emerging Opportunities Fund#	AMG Managers CenterSquare Real Estate Fund#	AMG GW&K Core Bond Fund
Investment Income:
Dividend income	$36,759	$149,266	$665,814 [1]	$4,265,733	$13,225
Interest income	—	—	—	—	5,097,600
Securities lending income	3,395	1,162	33,828	—	—
Miscellaneous income	—	—	—	314	—
Total investment income	40,154	150,428	699,642	4,266,047	5,110,825
Expenses:
Investment advisory and management fees	80,213	114,811	804,984	1,163,862	577,703
Administrative fees	14,155	24,003	120,747	290,965	288,852
Distribution fees—Class N	203	290	—	—	281
Shareholder servicing fees—Class I	7,551	310	—	—	132,768
Shareholder servicing fees—Class N	174	257	167,282	484,071	169
Shareholder servicing fees—Class S	—	12,662	—	—	—
Registration fees	23,957	20,763	18,833	17,456	26,490
Professional fees	14,468	15,352	20,394	39,165	40,548
Custodian fees	6,943	4,503	18,186	16,724	16,662
Transfer agent fees	3,537	8,019	16,278	18,137	28,037
Reports to shareholders	2,843	5,086	11,997	36,710	30,814
Trustees fees and expenses	894	1,880	7,209	18,407	18,325
Miscellaneous	1,500	3,478	2,923	13,735	9,435
Total expenses before offsets/reductions	156,438	211,414	1,188,833	2,099,232	1,170,084
Expense reimbursements	(49,166)	(74,664)	(71,670)	—	(112,540)
Expense reductions	—	(1,927)	(9,574)	(16,294)	—
Net expenses	107,272	134,823	1,107,589	2,082,938	1,057,544
Net investment income (loss)	(67,118)	15,605	(407,947)	2,183,109	4,053,281
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	2,128,069	3,100,423	6,631,126	17,561,539	(1,228,065)
Net change in unrealized appreciation (depreciation) of investments	847,981	1,971,033	19,135,919	(7,863,449)	(7,469,230)
Net realized and unrealized gain (loss)	2,976,050	5,071,456	25,767,045	9,698,090	(8,697,295)
Net increase (decrease) in net assets resulting from operations	$2,908,932	$5,087,061	$25,359,098	$11,881,199	$(4,644,014)

#	Effective February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[1]	Includes non-recurring dividends of $238,878.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended April 30, 2017 (unaudited) and the fiscal year ended October 31, 2016

	AMG Frontier		AMG TimesSquare All		AMG Managers Emerging
	Small Cap Growth Fund#		Cap Growth Fund#		Opportunities Fund#
	2017	2016	2017	2016	2017	2016
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$(67,118)	$(46,430)	$15,605	$60,950	$(407,947)	$(654,363)
Net realized gain on investments	2,128,069	400,443	3,100,423	2,361,447	6,631,126	1,490,561
Net change in unrealized appreciation (depreciation) of investments	847,981	(1,576,969)	1,971,033	(3,047,294)	19,135,919	1,694,620
Net increase (decrease) in net assets resulting from operations	2,908,932	(1,222,956)	5,087,061	(624,897)	25,359,098	2,530,818
Distributions to Shareholders:
From net investment income:
Class N	—	—	—	—	—	—
Class I	—	—	(13,200)	(12,265)	—	(33,487)
Class S	—	—	(31,701)	(1,831)	—	—
Class Z	—	—	—	—	—	—
From net realized gain on investments:
Class N	(680)	(39,181)	(20,687)	(25,370)	(474,506)	(15,729,753)
Class I	(43,105)	(2,718,707)	(473,665)	(789,204)	(95,765)	(3,402,361)
Class S	—	—	(2,127,986)	(2,205,616)	—	—
Class Z	(40,815)	(3,460,083)	—	—	—	—
Total distributions to shareholders	(84,600)	(6,217,971)	(2,667,239)	(3,034,286)	(570,271)	(19,165,601)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(3,823,120)	(2,944,893)	(24,800,828)	999,547	(8,435,359)	(11,283,898)
Total increase (decrease) in net assets	(998,788)	(10,385,820)	(22,381,006)	(2,659,636)	16,353,468	(27,918,681)
Net Assets:
Beginning of period	18,830,732	29,216,552	49,418,842	52,078,478	149,171,784	177,090,465
End of period	$17,831,944	$18,830,732	$27,037,836	$49,418,842	$165,525,252	$149,171,784
End of period undistributed (accumulated) net investment income (loss)	$(85,901)	$(18,783)	$(10,967)	$18,329	$(1,202,726)	$(794,779)

#	Effective October 1, 2016 and February 27, 2017 the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2017 (unaudited) and fiscal year ended October 31, 2016

	AMG Managers CenterSquare		AMG GW&K Core
	Real Estate Fund#		Bond Fund#
	2017	2016	2017	2016
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$2,183,109	$7,277,663	$4,053,281	$9,172,783
Net realized gain (loss) on investments and foreign currency transactions	17,561,539	33,240,249	(1,228,065)	(829,205)
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	(7,863,449)	(24,037,460)	(7,469,230)	13,166,333
Net increase (decrease) in net assets resulting from operations	11,881,199	16,480,452	(4,644,014)	21,509,911
Distributions to Shareholders:
From net investment income
Class N	(5,557,698)	(4,897,741)	(1,928)	(3,419)
Class I	—	—	(3,975,648)	(8,966,452)
Class Z	—	—	(60,745)	(109,755)
From net realized gain on investments
Class N	(33,199,657)	(30,833,694)	—	(2,907)
Class I	—	—	—	(11,341,059)
Class Z	—	—	—	(117,591)
Total distributions to shareholders	(38,757,355)	(35,731,435)	(4,038,321)	(20,541,183)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(45,208,337)	91,179,116	(44,807,671)	(157,731,953)
Total increase (decrease) in net assets	(72,084,493)	71,928,133	(53,490,006)	(156,763,225)
Net Assets:
Beginning of period	422,106,036	350,177,903	420,361,611	577,124,836
End of period	$350,021,543	$422,106,036	$366,871,605	$420,361,611
End of period undistributed (accumulated) net investment income (loss)	$(736,855)	$2,637,734	$106,131	$91,171

#	Effective October 1, 2016 and February 27, 2017 the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Frontier Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2017	For the fiscal years ended October 31,
Class N	(unaudited)	2016[4]	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.29	$13.57	$25.12	$26.26	$18.81	$17.90
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.06)	(0.06)[17]	(0.12)	(0.21)[5]	(0.14)[6]	(0.13)[7]
Net realized and unrealized gain (loss) on investments	1.67	(0.22)	0.19	2.05	7.59	1.04
Total income (loss) from investment operations	1.61	(0.28)	0.07	1.84	7.45	0.91
Distributions to Shareholders from:
Net realized gain on investments	(0.05)	(3.00)	(11.62)	(2.98)	—	—
Net Asset Value, End of Period	$11.85	$10.29	$13.57	$25.12	$26.26	$18.81
Total Return[2]	15.64%[18]	(3.01)%	(3.06)%[9]	7.24%[9]	39.61%	5.08%
Ratio of net expenses to average net assets	1.52%[19]	1.55%	1.55%	1.55%	1.58%[8]	1.55%
Ratio of gross expenses to average net assets[3]	2.04%[19]	1.95%	1.81%	1.74%	1.65%[8]	1.65%
Ratio of net investment loss to average net assets[2]	(1.14)%[19]	(0.58)%	(0.76)%	(0.86)%	(0.64)%[8]	(0.70)%
Portfolio turnover	47%[18]	70%	99%	63%	65%	38%
Net assets at end of period (000’s omitted)	$172	$147	$179	$365	$366	$474

	For the six months ended April 30, 2017	For the fiscal years ended October 31,
Class I	(unaudited)	2016[4]	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.46	$13.76	$25.40	$26.48	$18.92	$17.96
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.05)	(0.03)[17]	(0.08)	(0.15)[5]	(0.10)[6]	(0.09)[7]
Net realized and unrealized gain (loss) on investments	1.71	(0.23)	0.20	2.08	7.66	1.05
Total income (loss) from investment operations	1.66	(0.26)	0.12	1.93	7.56	0.96
Distributions to Shareholders from:
Net realized gain on investments	(0.05)	(3.04)	(11.76)	(3.01)	—	—
Net Asset Value, End of Period	$12.07	$10.46	$13.76	$25.40	$26.48	$18.92
Total Return[2]	15.88%[18]	(2.77)%	(2.78)%[9]	7.54%[9]	39.96%[9]	5.35%[9]
Ratio of net expenses to average net assets	1.20%[19]	1.29%	1.28%	1.28%	1.33%[8]	1.30%
Ratio of gross expenses to average net assets[3]	1.73%[19]	1.69%	1.55%	1.47%	1.40%[8]	1.40%
Ratio of net investment loss to average net assets[2]	(0.81)%[19]	(0.32)%	(0.51)%	(0.59)%	(0.43)%[8]	(0.48)%
Portfolio turnover	47%[18]	70%	99%	63%	65%	38%
Net assets at end of period (000’s omitted)	$10,498	$9,570	$12,671	$14,842	$15,273	$12,664

AMG Frontier Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2017	For the fiscal years ended October 31,
Class Z	(unaudited)	2016[4]	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.63	$13.95	$25.69	$26.72	$19.04	$18.03
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.03)	(0.01)[17]	(0.05)	(0.09)[5]	(0.04)[6]	(0.04)[7]
Net realized and unrealized gain (loss) on investments	1.72	(0.22)	0.21	2.10	7.72	1.05
Total income (loss) from investment operations	1.69	(0.23)	0.16	2.01	7.68	1.01
Distributions to Shareholders from:
Net realized gain on investments	(0.05)	(3.09)	(11.90)	(3.04)	—	—
Net Asset Value, End of Period	$12.27	$10.63	$13.95	$25.69	$26.72	$19.04
Total Return[2]	15.91%[18]	(2.53)%	(2.55)%[9]	7.78%[9]	40.34%	5.60%
Ratio of net expenses to average net assets	1.05%[19]	1.05%	1.05%	1.05%	1.08%[8]	1.05%
Ratio of gross expenses to average net assets[3]	1.57%[19]	1.44%	1.32%	1.24%	1.15%[8]	1.15%
Ratio of net investment loss to average net assets[2]	(0.59)%[19]	(0.10)%	(0.28)%	(0.34)%	(0.17)%[8]	(0.20)%
Portfolio turnover	47%[18]	70%	99%	63%	65%	38%
Net assets at end of period (000’s omitted)	$7,161	$9,114	$16,366	$21,070	$58,117	$73,762

AMG TimesSquare All Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2017	For the fiscal years ended October 31,
Class N	(unaudited)	2016[4]	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$14.48	$16.30	$16.68	$16.60	$12.75	$11.02
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.02)	(0.04)	0.02	(0.08)	(0.02)[10]	(0.02)[7]
Net realized and unrealized gain (loss) on investments	2.39	(0.60)	1.21	1.92	3.89	1.75
Total income (loss) from investment operations	2.37	(0.64)	1.23	1.84	3.87	1.73
Distributions to Shareholders from:
Net investment income	—	—	—	—	(0.02)	—
Net realized gain on investments	(1.25)	(1.18)	(1.61)	(1.76)	—	—
Total distributions to shareholders	(1.25)	(1.18)	(1.61)	(1.76)	(0.02)	—
Net Asset Value, End of Period	$15.60	$14.48	$16.30	$16.68	$16.60	$12.75
Total Return[2]	17.44%[18,21]	(4.04)%[9]	7.78%[9]	11.59%	30.41%	15.70%
Ratio of net expenses to average net assets	1.23%[19]	1.27%[20]	1.28%[21]	1.25%[22]	1.30%[11,20]	1.17%[20]
Ratio of gross expenses to average net assets[3]	1.71%[19]	1.71%	1.75%	1.79%	1.85%[11]	1.80%
Ratio of net investment income (loss) to average net assets[2]	(0.31)%[19]	(0.30)%	0.09%	(0.52)%	(0.17)%[11]	(0.14)%
Portfolio turnover	34%[18]	116%	141%	94%	102%	87%
Net assets at end of period (000’s omitted)	$202	$263	$354	$5,417	$5,046	$3,608

	For the six months ended April 30, 2017	For the fiscal years ended October 31,
Class S	(unaudited)	2016[4]	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$14.81	$16.62	$16.95	$16.80	$12.88	$11.10
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	0.00 #	0.01	(0.00)#	(0.02)	0.03 [10]	0.01 [7]
Net realized and unrealized gain (loss) on investments	2.46	(0.62)	1.33	1.95	3.93	1.77
Total income (loss) from investment operations	2.46	(0.61)	1.33	1.93	3.96	1.78
Distributions to Shareholders from:
Net investment income	(0.02)	(0.00)#	(0.01)	—	(0.04)	—
Net realized gain on investments	(1.28)	(1.20)	(1.65)	(1.78)	—	—
Total distributions to shareholders	(1.30)	(1.20)	(1.66)	(1.78)	(0.04)	—
Net Asset Value, End of Period	$15.97	$14.81	$16.62	$16.95	$16.80	$12.88
Total Return[2]	17.63%[18]	(3.74)%	8.24%	12.04%	30.88%	16.04%[9]
Ratio of net expenses to average net assets	0.86%[19,21]	0.88%[20]	0.88%[21]	0.86%[22]	0.90%[11,20]	0.96%[20]
Ratio of gross expenses to average net assets[3]	1.34%[19]	1.31%	1.35%	1.40%	1.45%[11]	1.59%
Ratio of net investment income (loss) to average net assets[2]	0.03%[19]	0.09%	(0.02)%	(0.13)%	0.23%[11]	0.09%
Portfolio turnover	34%[18]	116%	141%	94%	102%	87%
Net assets at end of period (000’s omitted)	$21,576	$25,340	$30,743	$30,198	$28,281	$19,498

AMG TimesSquare All Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2017	For the fiscal years ended October 31,
Class I	(unaudited)	2016[4]	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$14.79	$16.60	$16.93	$16.77	$12.87	$11.07
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	0.03	0.03	(0.00)#	(0.01)	0.05 [10]	0.03 [7]
Net realized and unrealized gain (loss) on investments	2.43	(0.62)	1.34	1.95	3.92	1.77
Total income (loss) from investment operations	2.46	(0.59)	1.34	1.94	3.97	1.80
Distributions to Shareholders from:
Net investment income	(0.04)	(0.02)	(0.03)	—	(0.07)	—
Net realized gain on investments	(1.27)	(1.20)	(1.64)	(1.78)	—	—
Total distributions to shareholders	(1.31)	(1.22)	(1.67)	(1.78)	(0.07)	—
Net Asset Value, End of Period	$15.94	$14.79	$16.60	$16.93	$16.77	$12.87
Total Return[2]	17.70%[18]	(3.64)%	8.36%	12.10%[9]	31.00%[9]	16.26%
Ratio of net expenses to average net assets	0.78%[19,21]	0.77%[20]	0.78%[21]	0.76%[22]	0.80%[11,20]	0.77%[20]
Ratio of gross expenses to average net assets[3]	1.25%[19]	1.20%	1.25%	1.30%	1.35%[11]	1.40%
Ratio of net investment income (loss) to average net assets[2]	0.45%[19]	0.18%	(0.01)%	(0.04)%	0.35%[11]	0.26%
Portfolio turnover	34%[18]	116%	141%	94%	102%	87%
Net assets at end of period (000’s omitted)	$3,195	$23,815	$20,982	$3,327	$2,965	$2,279

Class Z	For the period ended April 30, 2017 (unaudited)
Net Asset Value, Beginning of Period	$15.35
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.01)
Net realized and unrealized gain on investments	0.59
Total income from investment operations	0.58
Net Asset Value, End of Period	$15.93
Total Return[2]	3.78%[18]
Ratio of net expenses to average net assets	0.69%[19]
Ratio of gross expenses to average net assets[3]	1.19%[19]
Ratio of net investment loss to average net assets[2]	(0.53)%[19]
Portfolio turnover	34%[18]
Net assets at end of period (000’s omitted)	$2,065

AMG Managers Emerging Opportunities Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2017	For the fiscal years ended October 31,
Class N	(unaudited)†	2016[4]	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$37.09	$40.76	$47.11	$51.19	$37.26	$36.03
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.11)[23]	(0.17)[17]	(0.24)[15]	(0.29)[5]	(0.14)[6]	(0.23)
Net realized and unrealized gain (loss) on investments	6.52	1.02	(0.79)	3.01	16.99	4.12
Total income (loss) from investment operations	6.41	0.85	(1.03)	2.72	16.85	3.89
Distributions to Shareholders from:
Net investment income	—	—	—	—	(0.07)	—
Net realized gain on investments	(0.15)	(4.52)	(5.32)	(6.80)	(2.85)	(2.66)
Total distributions to shareholders	(0.15)	(4.52)	(5.32)	(6.80)	(2.92)	(2.66)
Net Asset Value, End of Period	$43.35	$37.09	$40.76	$47.11	$51.19	$37.26
Total Return[2]	17.28%[18]	2.50%	(3.01)%	5.09%	49.00%	11.55%††
Ratio of net expenses to average net assets	1.43%[19,21]	1.41%[20]	1.42%	1.41%[12,22]	1.44%[13,21]	1.41%[20]
Ratio of gross expenses to average net assets[3]	1.52%[19]	1.62%	1.61%	1.61%[12]	1.65%[13]	1.68%
Ratio of net investment loss to average net assets[2]	(0.55)%[19]	(0.47)%	(0.55)%	(0.61)%[12]	(0.33)%[13]	(0.62)%
Portfolio turnover	30%[18]	72%	89%	98%	96%	64%
Net assets at end of period (000’s omitted)	$137,250	$124,045	$145,980	$169,398	$172,959	$110,732

	For the six months ended April 30, 2017	For the fiscal years ended October 31,
Class I	(unaudited)	2016[4]	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$37.40	$41.05	$47.32	$51.31	$37.37	$36.03
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.06)[23]	(0.08)[17]	(0.13)[15]	(0.17)[5]	(0.03)[6]	(0.13)
Net realized and unrealized gain (loss) on investments	6.58	1.02	(0.80)	3.00	16.99	4.13
Total income (loss) from investment operations	6.52	0.94	(0.93)	2.83	16.96	4.00
Distributions to Shareholders from:
Net investment income	—	(0.04)	—	—	(0.17)	—
Net realized gain on investments	(0.15)	(4.55)	(5.34)	(6.82)	(2.85)	(2.66)
Total distributions to shareholders	(0.15)	(4.59)	(5.34)	(6.82)	(3.02)	(2.66)
Net Asset Value, End of Period	$43.77	$37.40	$41.05	$47.32	$51.31	$37.37
Total Return[2]	17.47%[18]	2.73%	(2.76)%	5.33%	49.36%	11.84%††
Ratio of net expenses to average net assets	1.18%[19,21]	1.16%[20]	1.17%	1.16%[12,22]	1.19%[13,21]	1.16%[20]
Ratio of gross expenses to average net assets[3]	1.27%[19]	1.37%	1.36%	1.36%[12]	1.40%[13]	1.43%
Ratio of net investment loss to average net assets[2]	(0.30)%[19]	(0.22)%	(0.30)%	(0.36)%[12]	(0.08)%[13]	(0.37)%
Portfolio turnover	30%[18]	72%	89%	98%	96%	64%
Net assets at end of period (000’s omitted)	$28,275	$25,127	$31,111	$35,282	$44,089	$29,791

AMG Managers CenterSquare Real Estate Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2017	For the fiscal years ended October 31,
Class N	(unaudited)	2016[4]	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.68	$12.34	$12.03	$10.79	$10.07	$8.95
Income from Investment Operations:
Net investment income (loss)[1,2]	0.06	0.22 [17]	0.16 [15]	0.14	0.11	0.09
Net realized and unrealized gain on investments	0.26	0.40	0.75	1.84	0.96	1.11
Total income from investment operations	0.32	0.62	0.91	1.98	1.07	1.20
Distributions to Shareholders from:
Net investment income	(0.16)	(0.15)	(0.21)	(0.13)	(0.10)	(0.08)
Net realized gain on investments	(0.97)	(1.13)	(0.39)	(0.61)	(0.25)	—
Total distributions to shareholders	(1.13)	(1.28)	(0.60)	(0.74)	(0.35)	(0.08)
Net Asset Value, End of Period	$10.87	$11.68	$12.34	$12.03	$10.79	$10.07
Total Return[2]	2.93%[18]	5.33%	7.68%	19.88%	10.89%[9]	13.43%
Ratio of net expenses to average net assets	1.08%[19,21]	1.15%[21]	1.16%[21]	1.19%[21]	1.26%[14,21]	1.26%[21]
Ratio of gross expenses to average net assets[3]	1.08%[19]	1.16%	1.17%	1.20%	1.27%[14]	1.28%
Ratio of net investment income (loss) to average net assets[2]	1.12%[19]	1.88%	1.32%	1.27%	1.08%[14]	0.92%
Portfolio turnover	38%[18]	65%	61%	49%	86%	36%
Net assets at end of period (000’s omitted)	$347,263	$422,106	$350,178	$315,958	$212,626	$168,368

Class I	For the period ended April 30, 2017 (unaudited)**
Net Asset Value, Beginning of Period	$11.22
Income (loss) from Investment Operations:
Net investment income[1,2]	0.04
Net realized and unrealized loss on investments	(0.39)
Total income from investment operations	(0.35)
Distributions to Shareholders from:
Net investment income	—
Net realized gain on investments	—
Total distributions to shareholders	—
Net Asset Value, End of Period	$10.87
Total Return[2]	(3.12)%[18]
Ratio of net expenses to average net assets	0.83%[19,21]
Ratio of gross expenses to average net assets[3]	0.83%[19]
Ratio of net investment income to average net assets[2]	2.07%[19]
Portfolio turnover	38%[18]
Net assets at end of period (000’s omitted)	$2,618

AMG Managers CenterSquare Real Estate Fund

Financial Highlights

For a share outstanding throughout each period

Class Z	For the period ended April 30, 2017 (unaudited)**
Net Asset Value, Beginning of Period	$11.22
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.04
Net realized and unrealized loss on investments	(0.39)
Total loss from investment operations	(0.35)
Net Asset Value, End of Period	$10.87
Total Return[2]	(3.12)%[18]
Ratio of net expenses to average net assets	0.83%[19,21]
Ratio of gross expenses to average net assets[3]	0.83%[19]
Ratio of net investment income to average net assets[2]	2.32%[19]
Portfolio turnover	38%[18]
Net assets at end of period (000’s omitted)	$140

AMG GW&K Core Bond Fund

Financial Highlights

For a share outstanding throughout each period

Class N	For the six months ended April 30, 2017 (unaudited)	For the fiscal year ended October 31, 2016[4]	For the period ended October 31, 2015*
Net Asset Value, Beginning of Period	$10.26	$10.23	$10.39
Income from Investment Operations:
Net investment income[1,2]	0.08	0.16	0.08
Net realized and unrealized gain (loss) on investments	(0.19)	0.28	(0.16)
Total income (loss) from investment operations	(0.11)	0.44	(0.08)
Distributions to Shareholders from:
Net investment income	(0.09)	(0.17)	(0.08)
Net realized gain on investments	—	(0.24)	—
Total distributions to shareholders	(0.09)	(0.41)	(0.08)
Net Asset Value, End of Period	$10.06	$10.26	$10.23
Total Return[2]	(1.08)%[18]	4.44%	(0.76)%[18]
Ratio of net expenses to average net assets	0.88%[19]	0.88%	0.88%[19]
Ratio of gross expenses to average net assets[3]	0.94%[19]	0.97%	0.99%[19]
Ratio of net investment income to average net assets[2]	1.55%[19]	1.51%	1.67%[19]
Portfolio turnover	11%[18]	48%	175%[18]
Net assets at end of period (000’s omitted)	$141	$293	$124

	For the six months ended April 30, 2017 (unaudited)	For the fiscal years ended October 31,

Class I		2016[4]	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.27	$10.24	$10.87	$10.63	$11.14	$10.53
Net investment income[1,2]	0.10	0.21	0.18	0.16	0.16	0.24
Net realized and unrealized gain (loss) on investments	(0.21)	0.26	(0.11)	0.22	(0.24)	0.72
Total income (loss) from investment operations	(0.11)	0.47	0.07	0.38	(0.08)	0.96
Distributions to Shareholders from:
Net investment income	(0.10)	(0.20)	(0.35)	(0.14)	(0.26)	(0.35)
Net realized gain on investments	—	(0.24)	(0.35)	—	(0.15)	—
Return of capital	—	—	—	—	(0.02)	—
Total distributions to shareholders	(0.10)	(0.44)	(0.70)	(0.14)	(0.43)	(0.35)
Net Asset Value, End of Period	$10.06	$10.27	$10.24	$10.87	$10.63	$11.14
Total Return[2]	(1.01)%[18]	4.79%	0.68%	3.64%	(0.72)%	9.31%
Ratio of net expenses to average net assets	0.55%[19]	0.55%	0.56%	0.58%	0.61%[16]	0.58%
Ratio of gross expenses to average net assets[3]	0.61%[19]	0.65%	0.67%	0.67%	0.70%[16]	0.70%
Ratio of net investment income to average net assets[2]	2.11%[19]	2.01%	1.70%	1.46%	1.45%[16]	2.22%
Portfolio turnover	11%[18]	48%	175%	177%	255%	375%
Net assets at end of period (000’s omitted)	$361,028	$414,400	$572,110	$942,956	$1,243,510	$1,446,671

AMG GW&K Core Bond Fund

Financial Highlights

For a share outstanding throughout each period

Class Z	For the six months ended April 30, 2017 (unaudited)	For the fiscal year ended October 31, 2016[4]	For the period ended October 31, 2015*
Net Asset Value, Beginning of Period	$10.26	$10.23	$10.39
Income from Investment Operations:
Net investment income[1,2]	0.09	0.19	0.10
Net realized and unrealized gain (loss) on investments	(0.18)	0.29	(0.16)
Total income (loss) from investment operations	(0.09)	0.48	(0.06)
Distributions to Shareholders from:
Net investment income	(0.11)	(0.21)	(0.10)
Net realized gain on investments	—	(0.24)	—
Total distributions to shareholders	(0.11)	(0.45)	(0.10)
Net Asset Value, End of Period	$10.06	$10.26	$10.23
Total Return[2]	(0.88)%[18]	4.85%	(0.58)%[18]
Ratio of net expenses to average net assets	0.48%[19]	0.48%	0.48%[19]
Ratio of gross expenses to average net assets[3]	0.54%[19]	0.58%	0.59%[19]
Ratio of net investment income to average net assets[2]	1.82%[19]	1.88%	2.05%[19]
Portfolio turnover	11%[18]	48%	175%[18]
Net assets at end of period (000’s omitted)	$5,703	$5,668	$4,891

Notes to Financial Highlights

#	Rounds to less than $0.01 per share or 0.01% or (0.01)%.
†	Effective February 27, 2017, Class S of AMG Managers Emerging Opportunities Fund and AMG Managers CenterSquare Real Estate Fund were renamed Class N.
††	Returns would have been lower if not for capital inflow resulting from market timing settlements.
*	Commencement of operations was May 8, 2015.
**	Commencement of operations was February 27, 2017.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[4]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class of AMG Frontier Small Cap Growth Fund and AMG GW&K Core Bond Fund were renamed Class N, Class I and Class Z, respectively; the Investor Class, Service Class and Institutional Class of AMG TimesSquare All Cap Growth Fund were renamed Class N, Class S and Class I, respectively; the Service Class and Institutional Class of AMG Managers Emerging Opportunities Fund were renamed Class S and Class I, respectively; and the shares of AMG Managers CenterSquare Real Estate Fund were reclassified and redesignated as Class S shares.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.22), $(0.16), and $(0.10) for AMG Frontier Small Cap Growth Fund’s Class N, Class I, and Class Z shares, respectively, and $(0.33) and $(0.21) for AMG Managers Emerging Opportunities Fund’s Class N and Class I shares, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.20), $(0.17), and $(0.09) for AMG Frontier Small Cap Growth Fund’s Class N, Class I, and Class Z shares, respectively, and $(0.31) and $(0.20) for AMG Managers Emerging Opportunities Fund’s Class N and Class I shares, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.16), $(0.12), and $(0.07) for AMG Frontier Small Cap Growth Fund’s Class N, Class I, and Class Z shares, respectively, and $(0.03), $(0.01), and $0.02 for AMG TimesSquare All Cap Growth Fund’s Class N, Class S, and Class I shares, respectively.
[8]	Includes non-routine extraordinary expenses amounting to 0.026%, 0.026% and 0.026% of average net assets for the Class N, Class I and Class Z, respectively.
[9]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[10]	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $(0.05), $0.00, and $0.03 for AMG TimesSquare All Cap Growth Fund’s Class N, Class S, and Class I shares, respectively.
[11]	Includes non-routine extraordinary expenses amounting to 0.023%, 0.023% and 0.026% of average net assets for the Class N, Class S and Class I, respectively.
[12]	Includes tax expense of $23,725 or 0.01%.
[13]	Includes non-routine extraordinary expenses amounting to 0.022% and 0.022% of average net assets for the Class N and Class I, respectively.
[14]	Includes non-routine extraordinary expenses amounting to 0.027% of average net assets for the Class N.
[15]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.30) and $(0.19) for AMG Managers Emerging Opportunities Fund’s Class N and Class I shares, respectively, and net investment income per share would have been $0.13 for AMG Managers CenterSquare Real Estate Fund’s Class N shares.
[16]	Includes non-routine extraordinary expenses amounting to 0.025% of average net assets.
[17]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.09), $(0.06), and $(0.04) for AMG Frontier Small Cap Growth Fund’s Class N, Class I, and Class Z shares, respectively, $(0.24) and $(0.15) for AMG Managers Emerging Opportunities Fund’s Class N and Class I shares, respectively, and $0.12 for AMG Managers CenterSquare Real Estate Fund’s Class N shares.
[18]	Not annualized.
[19]	Annualized.
[20]	Includes reduction from broker recapture amounting to 0.02%.
[21]	Includes reduction from broker recapture amounting to 0.01%.
[22]	Includes reduction from broker recapture amounting to 0.03%.
[23]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.17) and $(0.12) for AMG Managers Emerging Opportunities Fund’s Class N and Class I shares, respectively.

Notes to Financial Statements (unaudited)

April 30, 2017

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”), is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are AMG Frontier Small Cap Growth Fund (“Small Cap”), AMG TimesSquare All Cap Growth Fund (“All Cap Growth”), AMG Managers Emerging Opportunities Fund (“Emerging Opportunities”), AMG Managers CenterSquare Real Estate Fund (“Real Estate”) and AMG GW&K Core Bond Fund (“Core Bond”), each a “Fund” and collectively, the “Funds.”

Each Fund offers different classes of shares, which, effective October 1, 2016 were renamed. Both Small Cap and Core Bond previously offered Investor Class shares, Service Class shares, and Institutional Class shares which were renamed to Class N, Class I and Class Z, respectively; All Cap Growth previously offered Investor Class shares, Service Class shares, and Institutional Class shares were renamed to Class N, Class S and Class I, respectively; Emerging Opportunities previously offered Service Class shares and Institutional Class shares which were renamed Class S and Class I, respectively; and Real Estate shares were reclassified and redesignated Class S. Effective February 27, 2017, Emerging Opportunities and Real Estate’s Class S shares were renamed to Class N shares; Real Estate added Class I shares and Class Z shares; and All Cap Growth added Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Real Estate is a non-diversified fund. A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

Notes to Financial Statements (continued)

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

All Cap Growth, Emerging Opportunities and Real Estate had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended April 30, 2017, the reduction in the expense ratios, if any, were as follows: All Cap Growth - $1,927, or 0.01%, Emerging Opportunities - $9,574 or 0.01% and Real Estate - $16,294 or 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Core Bond distributes net investment income monthly. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to current year write-off of net operating loss, partnership adjustments and redesignation of dividends paid. Temporary differences are due to differing treatments for losses deferred due to tax regulations, wash sales and mergers.

Notes to Financial Statements (continued)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of October 31, 2016 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of April 30, 2017, the following Fund had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes.

These amounts may be used to offset future realized capital gains, if any, for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term
Core Bond	$1,285,810	—

As of October 31, 2016, Small Cap, All Cap Growth, Emerging Opportunities and Real Estate had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2017, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

Notes to Financial Statements (continued)

For the six months ended April 30, 2017 (unaudited) and the fiscal year ended October 31, 2016, the capital stock transactions by class for the Funds were as follows:

	Small Cap				All Cap Growth
	2017		2016		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	173	$2,000	163	$1,711	1,233	$17,251	883	$13,129
Reinvestment of distributions	60	680	3,645	39,181	1,345	18,747	1,598	23,530
Cost of shares repurchased	—	—	(2,704)	(26,541)	(7,809)	(115,580)	(6,025)	(83,688)

Net increase (decrease)	233	$2,680	1,104	$14,351	(5,231)	$(79,582)	(3,544)	$(47,029)

Class I:
Proceeds from sale of shares	35,229	$413,221	10,899	$109,835	34,916	$526,827	1,103,876	$14,940,941
Reinvestment of distributions	3,731	43,022	246,254	2,686,627	34,238	486,865	53,503	801,468
Cost of shares repurchased	(84,243)	(973,441)	(262,834)	(2,838,855)	(1,478,526)	(22,044,407)	(811,231)	(12,673,614)

Net increase (decrease)	(45,283)	$(517,198)	(5,681)	$(42,393)	(1,409,372)	$(21,030,715)	346,148	$3,068,795

Class S:
Proceeds from sale of shares	—	—	—	—	54,563	$824,084	216,622	$3,142,478
Reinvestment of distributions	—	—	—	—	151,550	2,159,581	146,967	2,207,447
Cost of shares repurchased	—	—	—	—	(565,411)	(8,664,834)	(502,730)	(7,372,144)

Net decrease	—	—	—	—	(359,298)	$(5,681,169)	(139,141)	$(2,022,219)

Class Z:*
Proceeds from sale of shares	4,340	$50,283	136,208	$1,455,548	133,036	$2,042,203	—	—
Reinvestment of distributions	3,483	40,815	312,847	3,460,083	—	—	—	—
Costs of shares repurchased	(281,957)	(3,399,700)	(764,579)	(7,832,482)	(3,395)	(51,565)	—	—

Net increase (decrease)	(274,134)	$(3,308,602)	(315,524)	$(2,916,851)	129,641	$1,990,638	—	—

	Emerging Opportunities
	2017		2016
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	84,669	$3,517,261	135,799	$4,880,742
Reinvestment of distributions	11,112	468,578	434,339	15,527,622
Costs of shares repurchased	(274,595)	(11,344,379)	(806,723)	(28,544,150)

Net increase (decrease)	(178,814)	$(7,358,540)	(236,585)	$(8,135,786)

Class I:
Proceeds from sale of shares	23,752	$998,910	98,304	$3,433,383
Reinvestment of distributions	2,202	93,688	93,687	3,369,928
Costs of shares repurchased	(51,865)	(2,169,417)	(277,928)	(9,951,423)

Net decrease	(25,911)	$(1,076,819)	(85,937)	$(3,148,112)

Notes to Financial Statements (continued)

	Real Estate
	2017		2016
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	41,182,638	$63,266,361	18,653,759	$222,136,592
Reinvestment of distributions	3,123,866	33,517,997	2,747,238	31,501,690
Costs of shares repurchased	(48,498,713)	(144,007,371)	(13,630,885)	(162,459,166)

Net increase (decrease)	(4,192,209)	$(47,223,013)	7,770,112	$91,179,116

Class I:*
Proceeds from sale of shares	266,602	$2,905,339	—	—
Reinvestment of distributions	—	—	—	—
Costs of shares repurchased	(25,787)	(280,702)	—	—

Net increase	240,815	$2,624,637	—	—

Class Z:*
Proceeds from sale of shares	26,293	$287,203	—	—
Reinvestment of distributions	—	—	—	—
Costs of shares repurchased	(13,375)	(145,651)	—	—

Net increase	12,918	$141,552	—	—

	Core Bond
	2017		2016
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	9,891	100,001	15,854	162,090
Reinvestment of distributions	185	1,842	623	6,285
Costs of shares repurchased	(24,654)	(246,860)	(37)	(378)

Net increase (decrease)	(14,578)	(145,017)	16,440	167,997

Class I:
Proceeds from sale of shares	976,399	9,757,307	2,352,377	23,954,519
Reinvestment of distributions	382,069	3,808,241	1,944,030	19,519,468
Costs of shares repurchased	(5,839,438)	(58,374,135)	(19,824,182)	(202,131,751)

Net decrease	(4,480,970)	(44,808,587)	(15,527,775)	(158,657,764)

Class Z:
Proceeds from sale of shares	41,673	415,393	69,158	709,268
Reinvestment of distributions	3,580	35,673	21,406	214,913
Costs of shares repurchased	(30,546)	(305,133)	(16,235)	(166,367)

Net increase	14,707	145,933	74,329	757,814

*	Commencement of operations for Class Z of All Cap Growth and Class I and Class Z of Real Estate was February 27, 2017.

At April 30, 2017, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Small Cap—three collectively own 38%; Emerging Opportunities—two collectively own 52%; Real Estate—three collectively own 60%; Core Bond—three collectively own 64%. Transactions by these shareholders may have a material impact on their respective Fund.

Notes to Financial Statements (continued)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and, other than Real Estate, third-party joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2017, the market value of Repurchase Agreements for Small Cap, All Cap Growth and Emerging Opportunities were $2,042,294, $1,086,669 and $11,412,844, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager. Small Cap is managed by Frontier Capital Management

Co., LLC (“Frontier”). All Cap Growth is managed by TimesSquare Capital Management, LLC (“TimesSquare”). Core Bond is managed by GW&K Investment Management, LLC (“GW&K”). AMG indirectly owns a majority interest in Frontier, TimesSquare and GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. The Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Small Cap	0.85%
All Cap Growth	0.65%
Emerging Opportunities	1.00%
Real Estate	0.60%
Core Bond	0.30%

Prior to October 1, 2016, the annual rate for the investment management fees was 1.00% of average daily net assets for Small Cap. Prior to February 27, 2017, the annual rate for the investment management fees was 0.75% of average daily net assets for All Cap Growth.

The Investment Manager has contractually agreed, through at least March 1, 2018, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Small Cap, All Cap Growth, Emerging Opportunities, Real Estate and Core Bond to 1.05%, 0.69%, 1.18%, 1.24% and 0.48%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. Prior to February 27, 2017, the expense cap was 0.77% of average daily net assets for All Cap Growth. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from the Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Notes to Financial Statements (continued)

At April 30, 2017, the Funds’ expiration of reimbursement are as follows:

Expiration Period	Small Cap	All Cap Growth
Less than 1 year	$95,633	$198,348
Within 2 years	102,146	224,386
Within 3 years	90,841	177,532

Total Amount Subject to Reimbursement	$288,620	$600,266

Expiration Period	Emerging Opportunities	Core Bond
Less than 1 year	$353,620	$936,682
Within 2 years	357,782	612,261
Within 3 years	200,650	283,362

Total Amount Subject to Reimbursement	$912,052	$1,832,305

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund as further described in each Fund’s prospectus. Effective October 1, 2016, each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service. Prior to October 1, 2016, All Cap Growth, Emerging Opportunities, Real Estate and Core Bond paid an administration fee under a similar contract at an annual rate of 0.25%, 0.25%, 0.25% and 0.20%, respectively, of each Fund’s average daily net assets, while Small Cap did not pay an administration fee.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

Small Cap, All Cap Growth and Core Bond each have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares.

Effective October 1, 2016, for each of the Class N, Class I and Class S, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to each financial intermediary such as broker-dealers (including fund supermarket platforms), banks, and trust companies that provide shareholder recordkeeping, account servicing and other services. There are no shareholder servicing fees authorized for Class Z.

The impact on the annualized expense ratios for the six months ended April 30, 2017, were as follows:

Fund	Maximum Amount Approved	Actual Amount Incurred
Small Cap
Class N*	0.25%	0.21%
Class I	0.15%	0.15%
All Cap Growth
Class N*	0.25%	0.22%
Class S	0.15%	0.01%
Class I	0.05%	0.01%
Emerging Opportunities
Class N	0.25%	0.25%
Real Estate
Class N	0.25%	0.25%
Core Bond
Class N	0.15%	0.15%
Class I	0.10%	0.07%

*	Effective February 27, 2017, the maximum annual rate was decreased to 0.15% from 0.25%.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended April 30, 2017, the following Funds borrowed from other funds in the AMG Funds family: Small Cap borrowed a maximum of $2,158,700 for three days paying interest of $258 and Real Estate borrowed a maximum of $23,366,111 for 29 days paying interest of

Notes to Financial Statements (continued)

$8,505. The interest amount is included in the Statement of Operations as miscellaneous expense. At April 30, 2017, the Funds had no loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended April 30, 2017, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Small Cap	$8,796,455	$12,546,926
All Cap Growth	11,053,897	37,392,676
Emerging Opportunities	46,648,932	53,991,971
Real Estate	148,136,339	229,905,540
Core Bond	31,396,059	56,340,113

Core Bond purchases and sales of U.S. Government obligations during the six months ended April 30, 2017, were $11,589,983 and $25,535,905, respectively.

4. PORTFOLIO SECURITIES LOANED

The Funds, other than Real Estate, participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At April 30, 2017, the value of securities loaned and cash collateral received were as follows:

	Securities	Cash Collateral
Fund	Loaned	Received
Small Cap	$1,984,867	$2,042,294
All Cap Growth	1,072,239	1,086,669
Emerging Opportunities	11,027,757	11,412,844

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2017:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Small Cap
BNP Paribas SA	$42,294	$42,294	—	—
Cantor Fitzgerald Securities, Inc.	1,000,000	1,000,000	—	—
Nomura Securities International, Inc.	1,000,000	1,000,000	—	—

Totals	$2,042,294	$2,042,294	—	—

All Cap Growth
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Nomura Securities International, Inc.	86,669	86,669	—	—

Totals	$1,086,669	$1,086,669	—	—

Emerging Opportunities
BNP Paribas SA	$861,154	$861,154	—	—
Cantor Fitzgerald Securities, Inc.	2,710,612	2,710,612	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc	2,710,612	2,710,612	—	—
Nomura Securities International, Inc.	2,710,612	2,710,612	—	—
State of Wisconsin Investment Board	2,419,854	2,419,854	—	—

Totals	$11,412,844	$11,412,844	—	—

7. REGULATORY EVENTS

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. Management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

NVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc. Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value AMG River Road Long-Short

AMG River Road Select Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare International Small Cap AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity AMG Trilogy Emerging Wealth Equity AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund—Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, Inc.

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P. Next Century Growth Investors LLC RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe Focused Equity AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth AMG Managers Montag & Caldwell Mid Cap

Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

SAR021-0417	| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	July 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	July 5, 2017

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	July 5, 2017